As filed with the Securities and Exchange Commission on April 28, 2004

                                                     Registration Nos. 333-26341
                                                                       811-08205

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                 F O R M    N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                   Post-Effective Amendment No. 10      |X|

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                   Amendment No. 12                     |X|

                  FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D
                           (Exact Name of Registrant)

                     FIRST INVESTORS LIFE INSURANCE COMPANY
                               (Name of Depositor)

              95 Wall Street, 22nd Floor, New York, New York 10005 (Address of Depositor's Principal Executive Offices)

                                 (212) 858-8200
               (Depositor's Telephone Number, including Area Code)

                              Carol E. Springsteen
                     First Investors Life Insurance Company
                           95 Wall Street, 22nd Floor
                            New York, New York 10005
                     (Name and Address of Agent For Service)

                        Copies of all communications to:
                               Foley & Lardner LLP
                         3000 K Street, N.W., Suite 500
                           Washington, D.C. 20007-5109
                            Attn: Gary O. Cohen, Esq.

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective on (check the appropriate box):

|_|   Immediately upon filing pursuant to paragraph (b) of Rule 485

|X|   On May 1, 2004 pursuant to paragraph (b) of Rule 485

|_|   60 days after filing pursuant to paragraph (a)(1) of Rule 485

|_|   On (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in First Investors Life Variable Annuity Fund D under deferred variable annuity contracts.

                  FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D

                              CROSS-REFERENCE SHEET

N-4 Item No.                                                                           Location
------------                                                                           --------
PART A: PROSPECTUS

1   Cover Page............................................    Cover Page
2.  Definitions...........................................    Glossary of Special Terms
3.  Synopsis..............................................    Fees and Expenses
4.  Condensed Financial Information.......................    Condensed Financial Information
5.  General Description of Registrant, Depositor,
    and Portfolio Companies...............................    Overview; Who We Are and How to Contact Us; The Contract in Detail;
                                                              Voting Rights
6.  Deductions............................................    Fees and Expenses; Financial Information; Calculating Values;
                                                              Contract Expenses
7.  General Description of Variable Annuity
    Contracts.............................................    Overview; The Contract in Detail;
                                                              Financial Information; Other Information
8.  Annuity Period........................................    Overview; The Contract in Detail;
                                                              The Annuity Period
9.  Death Benefit.........................................    Overview; The Contract in Detail;
                                                              The Accumulation Period
10.  Purchases and Contract Value.........................    The Contract in Detail; Financial Information
11.  Redemptions..........................................    The Contract in Detail; Financial Information
12.  Taxes................................................    Federal Tax Information
13.  Legal Proceedings....................................    Not Applicable
14.  Table of Contents of the Statement of
     Additional Information...............................    Table of Contents of the Statement of Additional Information

PART B: STATEMENT OF ADDITIONAL INFORMATION

15.  Cover Page...........................................    Cover Page
16.  Table of Contents....................................    Table Of Contents
17.  General Information and History......................    General Description; Other
                                                              Information
18.  Services.............................................    Services
19.  Purchase of Securities Being Offered...............      Not Applicable
20.  Underwriters.........................................    Services

21.  Calculation of Performance Data......................    Performance Information
22.  Annuity Payments.....................................    Valuation; Amount of Annuity Payments
23.  Financial Statements.................................    Relevance of Financial Statements;
                                                              Financial Statements

PART C: OTHER INFORMATION

Information required to be included in Part C is set forth under the appropriate item so numbered in Part C hereof.

--------------------------------------------------------------------------------
THE TAX TAMER(R) II
FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D
(SEPARATE ACCOUNT D)
--------------------------------------------------------------------------------

INDIVIDUAL VARIABLE ANNUITY CONTRACT
OFFERED BY
FIRST INVESTORS LIFE INSURANCE COMPANY

95 Wall Street, New York, New York 10005/(800) 342-7963

This prospectus describes an individual variable annuity contract (the "Contract") offered by First Investors Life Insurance Company ("First Investors Life", "we", "us" or "our"). The Contract provides you with the opportunity to accumulate capital, on a tax-deferred basis, for retirement or other long-term purposes and thereafter, if you so elect, receive annuity payments for a lifetime based upon the Contract's accumulated value.

When you invest in a Contract, you allocate your purchase payments (less certain charges) to one or more "Subaccounts" of Separate Account D. Each of these Subaccounts invests in a corresponding "Fund" of First Investors Life Series Fund. The amount you accumulate depends upon the performance of the Subaccounts in which you invest. You bear all of the investment risk, which means that you could lose money.

The Contract requires a minimum initial investment of $5,000.

Please read this Prospectus and keep it for future reference. It contains important information that you should know before buying a Contract. We filed a Statement of Additional Information ("SAI"), dated May 1, 2004, with the Securities and Exchange Commission. We incorporate the SAI by reference into this Prospectus. See the SAI Table of Contents at the end of this prospectus. You can get a free SAI by contacting us at the address or telephone number shown above or by visiting our website WWW.FIRSTINVESTORS.COM. You can review and copy our documents (including reports and SAIs) at the Public Reference room of the SEC in Washington, D.C. You can also obtain copies of our documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or (ii) by electronic request at PUBLICINFO@SEC.GOV. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling (202) 942-8090. Text-only version of documents can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at HTTP://WWW.SEC.GOV.

The Securities and Exchange Commission has not approved or disapproved these securities or passed judgment on the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus is valid only if attached to the current prospectus for First Investors Life Series Fund ("Life Series Fund").

THE DATE OF THIS PROSPECTUS IS MAY 1, 2004

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS................................................... iii
FEES AND EXPENSES...........................................................   1
CONDENSED FINANCIAL INFORMATION.............................................   3
OVERVIEW....................................................................   6
   How the Contract Works...................................................   6
   Who We Are and How to Contact Us.........................................   6
   Summary of Risks and Rewards.............................................   9
THE CONTRACT IN DETAIL......................................................  10
   Application and Purchase Payments........................................  10
   Allocation of Purchase Payments to Subaccount(s).........................  10
   The Accumulation Period..................................................  11
   The Annuity Period.......................................................  15
   Your Right to Cancel the Contract .......................................  17
FINANCIAL INFORMATION.......................................................  18
   Calculating Values.......................................................  18
   Contract Expenses........................................................  18
   Federal Tax Information..................................................  19
OTHER INFORMATION...........................................................  23
   Voting Rights............................................................  23
   Processing Transactions..................................................  24
   Reservation of Rights....................................................  24
   Contract Years and Anniversaries.........................................  24
   State Variations.........................................................  24
   Distribution of the Contract.............................................  24
   Reports..................................................................  25
   Financial Statements.....................................................  25
TABLE OF CONTENTS OF
THE STATEMENT OF ADDITIONAL INFORMATION.....................................  26

First Investors Life does not guarantee the performance of the Subaccounts. The Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, nor is it federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Bank or any other agency. The Contract involves risk, including possible loss of the principal amount invested.

The Contract may not be available in all states and jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. First Investors Life does not authorize any information or representations regarding the Contract other than as described in this prospectus, the attached prospectus or any supplements thereto or in any supplemental sales material we authorize.

--------------------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS
--------------------------------------------------------------------------------

Accumulated Value - The value of all the Accumulation Units credited to the Contract.

Accumulation Period - The period between the date of issue of a Contract and the Annuity Commencement Date or the death of either the Annuitant or Contractowner.

Accumulation Unit - A unit that measures the value of a Contractowner's interest in a Subaccount of Separate Account D before the Annuity Commencement Date. Accumulation Units are established for each Subaccount. The Accumulation Unit value increases or decreases based on the investment performance of the Subaccount's corresponding Fund.

Annuitant - The person whose life is the measure for determining the amount and duration of annuity payments and upon whose death, prior to the Annuity Commencement Date, the death benefit under the Contract becomes payable.

Annuity Commencement Date - The date on which we begin making annuity payments.

Annuity Unit - A unit that determines the amount of each annuity payment after the first annuity payment. Annuity Units are established for each Subaccount. The Annuity Unit value increases or decreases based on the investment performance of the Subaccount's corresponding Fund.

Annuity Value - The value of the Annuity Units credited to the Contract during the annuity income period following the Annuity Commencement Date.

Beneficiary - The person who is designated to receive any benefits under a Contract upon the death of the Annuitant or the Contractowner.

Contract - An individual variable annuity contract offered by this prospectus.

Contractowner - The person or entity with legal rights of ownership of the Contract.

Fixed Annuity Payment - Annuity payments that remain fixed as to dollar amount and guaranteed throughout the annuity income period.

General Account - All assets of First Investors Life other than those allocated to Separate Account D and other segregated investment accounts of First Investors Life.

Good Order - Notice from someone authorized to initiate a transaction under a Contract, received in a format satisfactory to us at our home office or other office we may designate ("home office"), that contains all information required by us to process the transaction.

Joint Annuitant - The designated second person under a joint and survivor life annuity.

Internal Revenue Code - The Internal Revenue Code of 1986, as amended.

Net Accumulated Value - The accumulated value less any applicable premium taxes not previously deducted.

Purchase Payment - A payment made initially to purchase a Contract or as an additional contribution to a Contract (less any charges).

Separate Account D - The segregated investment account entitled "First Investors Life Variable Annuity Fund D," established by First Investors Life pursuant to applicable law and registered as a unit investment trust under the 1940 Act.

Subaccount - A segregated investment subaccount under Separate Account D that corresponds to a Fund of the Life Series Fund. The assets of a Subaccount are invested in shares of the corresponding Fund of the Life Series Fund.

Valuation Date - Any date on which the New York Stock Exchange ("NYSE") is open for regular trading. Each Valuation Date ends as of the close of regular trading on the NYSE (normally 4:00 P.M., Eastern Time). The NYSE is closed most national holidays and Good Friday.

Valuation Period - The period beginning at the end of any Valuation Date and extending to the end of the next Valuation Date.

Variable Annuity Payment - Annuity payments that vary in dollar amount, in accordance with the net investment experience of the Subaccounts, throughout the annuity income period.

We (and Our) - First Investors Life.

You (and Your) - An actual or prospective Contractowner who is reading the prospectus.

--------------------------------------------------------------------------------
FEES AND EXPENSES
--------------------------------------------------------------------------------

The following tables below show the fees and expenses that you will incur when you buy, own and surrender a Contract.

The first table describes the fees and expenses that you will pay at the time that you surrender the Contract. State premium taxes may also be deducted.

--------------------------------------------------------------------------------
      CONTRACTOWNER TRANSACTION EXPENSES
      Maximum Contingent Deferred Sales Charge                          7.00%*
      (as percentage of purchase payments)
--------------------------------------------------------------------------------

The next table describes the fees and expenses that you will pay periodically during the time you own the Contract, not including Fund fees and expenses.

--------------------------------------------------------------------------------
      ANNUAL CONTRACT MAINTENANCE CHARGE                              $30.00**
      SEPARATE ACCOUNT EXPENSES
      (as a percentage of average daily account value)
           Mortality and Expense Risk Charge                            1.25%
           Administrative Charge                                        0.15%
                                                                      ------
           Total Separate Account Annual Expenses                       1.40%
                                                                      ======
--------------------------------------------------------------------------------

* THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE ("CDSC") IS A PERCENTAGE OF THE VALUE OF THE ACCUMULATION UNITS SURRENDERED (NOT TO EXCEED THE AGGREGATE AMOUNT OF THE PURCHASE PAYMENTS MADE FOR THE ACCUMULATION UNITS). THE CHARGE DECREASES ONE PERCENTAGE POINT EACH YEAR SO THAT THERE IS NO CHARGE AFTER SEVEN YEARS. EACH YEAR YOU MAY WITHDRAW ("SURRENDER") UP TO 10% OF TOTAL PURCHASE PAYMENTS WITHOUT A CDSC. FOR PURPOSES OF COMPUTING THE CDSC, ACCUMULATION UNITS ARE CONSIDERED TO BE IN THE ORDER IN WHICH THEY WERE PURCHASED (I.E., FIRST-IN, FIRST-OUT). FOR MORE INFORMATION CONCERNING CDSCS, SEE "FINANCIAL INFORMATION:
CONTRACT CHARGES."
** WE MAY DEDUCT AN ANNUAL CONTRACT MAINTENANCE CHARGE OF $30 FROM THE ACCUMULATED VALUE, EXCEPT THAT THIS CHARGE WILL NOT EXCEED 2% OF THE ACCUMULATED VALUE. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS CHARGES AND EXPENSES SHOWN, PLEASE REFER TO "FINANCIAL INFORMATION: CONTRACT EXPENSES - SALES CHARGE, MORTALITY AND EXPENSE CHARGE, AND OTHER CHARGES."

The next table shows the minimum and maximum total annual fund operating expenses of the underlying Life Series Funds, before and after contractual fee waivers as of December 31, 2003. These expenses may be higher or lower in the future. More detail concerning each Fund's fees and expenses is contained in the attached prospectus for the Funds.

--------------------------------------------------------------------------------
   TOTAL ANNUAL FUND OPERATING EXPENSES
   (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS, INCLUDING MANAGEMENT FEES AND OTHER EXPENSES.)
                                                      MINIMUM       MAXIMUM
   Gross Annual Fund Operating Expenses                0.83%         1.08%
   (Before contractual fee waivers)
   Net Annual Fund Operating Expenses                  0.70%         1.08%
   (After contractual fee waivers) (1)
--------------------------------------------------------------------------------

(1) MANAGEMENT FEE WAIVERS IN EFFECT DURING FISCAL YEAR ENDING DECEMBER 31, 2003, WILL CONTINUE TO MAY 1, 2005 BY CONTRACTUAL AGREEMENT WITH THE INVESTMENT ADVISER TO THE FUNDS.

The following examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses and fees and expenses of the Funds. The examples assume that you invest $10,000 in the Contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. The example for one year reflects management fee waivers. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

If you surrender your Contract at the end of the applicable time period:

--------------------------------------------------------------------------------
                    1 year           3 years          5 years           10 years

Maximum Cost         $981             $1,363           $1,771            $3,116
Minimum Cost         $956             $1,287           $1,645            $2,865
--------------------------------------------------------------------------------

If you annuitize or do not surrender your Contract at the end of the applicable time period:

--------------------------------------------------------------------------------
                    1 year           3 years          5 years           10 years

Maximum Cost         $281             $863             $1,471            $3,116
Minimum Cost         $256             $787             $1,345            $2,865
--------------------------------------------------------------------------------

You should not consider the expenses in the examples as a representation of past or future expenses. Actual expenses in future years may be more or less than those shown.

--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

This table shows the Accumulation Unit Values and the number of Accumulation Units outstanding for each Subaccount of Separate Account D for the last 10 fiscal years (or the life of the Subaccount, if less).

--------------------------------------------------------------------------------
                                                                      Number of
                                             Accumulation           Accumulation
Subaccount*                   At             Unit Value($)              Units
--------------------------------------------------------------------------------
Blue Chip            December 31, 1997          10.185                 426,185.6
Subaccount           December 31, 1998          11.917               1,531,169.8
                     December 31, 1999          14.728               2,333,261.2
                     December 31, 2000          13.686               3,004,519.0
                     December 31, 2001          10.895               3,279,726.9
                     December 31, 2002           7.971               3,107,646.5
                     December 31, 2003           9.920               3,059,107.4
--------------------------------------------------------------------------------
 Cash                December 31, 1997          10.155                  28,344.4
Management           December 31, 1998          10.517                  82,526.4
Subaccount           December 31, 1999          10.856                 218,614.0
                     December 31, 2000          11.340                 222,276.5
                     December 31, 2001          11.605                 332,125.9
                     December 31, 2002          11.583                 377,631.8
                     December 31, 2003          11.484                 273,465.6
--------------------------------------------------------------------------------
Discovery            December 31, 1997          10.231                 205,814.9
Subaccount           December 31, 1998          10.396                 701,595.6
                     December 31, 1999          13.120                 963,277.6
                     December 31, 2000          12.908               1,335,912.6
                     December 31, 2001          10.040               1,459,558.0
                     December 31, 2002           7.217               1,453,514.7
                     December 31, 2003           9.909               1,434,438.5
--------------------------------------------------------------------------------
Focused Equity       December 31, 1999          10.240                  44,020.7
Subaccount           December 31, 2000           8.994                 226,565.0
                     December 31, 2001           8.434                 238,609.9
                     December 31, 2002           5.980                 276,598.2
                     December 31, 2003           7.532                 304,359.5
--------------------------------------------------------------------------------
Government           December 31, 1997          10.289                  13,321.1
Subaccount           December 31, 1998          10.911                 103,476.8
                     December 31, 1999          10.872                 133,403.0
                     December 31, 2000          11.851                 141,948.1
                     December 31, 2001          12.736                 292,874.8
                     December 31, 2002          13.538                 529,841.0
                     December 31, 2003          13.774                 489.077.0
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      Number of
                                             Accumulation           Accumulation
Subaccount                    At             Unit Value($)              Units
--------------------------------------------------------------------------------
Growth               December 31, 1997          10.336                 346,768.7
Subaccount           December 31, 1998          12.980               1,316,750.1
                     December 31, 1999          16.188               2,158,958.5
                     December 31, 2000          15.967               2,716,871.2
                     December 31, 2001          13.640               2,880,189.3
                     December 31, 2002          10.459               2,797,102.1
                     December 31, 2003          13.323               2,874,051.6
--------------------------------------------------------------------------------
High Yield           December 31, 1997          10.423                  60,209.4
Subaccount           December 31, 1998          10.602                 325,195.4
                     December 31, 1999          10.972                 491,040.3
                     December 31, 2000          10.131                 442,392.1
                     December 31, 2001           9.644                 490,536.2
                     December 31, 2002           9.724                 524,861.1
                     December 31, 2003          12.095                 732,045.8
--------------------------------------------------------------------------------
International        December 31, 1997           9.307                 196,448.9
Securities           December 31, 1998          10.846                 536,298.4
Subaccount           December 31, 1999          14.060                 883,074.3
                     December 31, 2000          12.247               1,212,143.3
                     December 31, 2001          10.290               1,158,118.6
                     December 31, 2002           8.277               1,047,768.6
                     December 31, 2003          10.817                 916,579.2
--------------------------------------------------------------------------------
Investment           December 31, 1997          10.339                  22,448.4
Grade                December 31, 1998          11.128                 156,868.9
Subaccount           December 31, 1999          10.695                 239,796.7
                     December 31, 2000          11.550                 261,929.8
                     December 31, 2001          12.284                 478,064.7
                     December 31, 2002          13.065                 656,050.6
                     December 31, 2003          13.992                 759,688.4
--------------------------------------------------------------------------------
Target               December 31, 1997          10.621                  62,839.0
Maturity             December 31, 1998          12.042                 302,580.8
2007                 December 31, 1999          10.760                 471,988.9
Subaccount           December 31, 2000          12.354                 513,058.1
                     December 31, 2001          13.127                 595,021.0
                     December 31, 2002          14.898                 613,763.3
                     December 31, 2003          14.970                 533,983.9
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                      Number of
                                                Accumulation        Accumulation
Subaccount                    At                Unit Value($)           Units
--------------------------------------------------------------------------------
Target               December 31, 1997          10.799                  43,680.6
Maturity             December 31, 1998          12.178                 188,719.4
 2010                December 31, 1999          10.600                 223,367.6
Subaccount           December 31, 2000          12.654                 298,456.3
                     December 31, 2001          13.121                 400,481.2
                     December 31, 2002          15.382                 521,477.9
                     December 31, 2003          15.599                 443,399.6
--------------------------------------------------------------------------------
Target Maturity      December 31, 1999           9.957                   5,000.0
 2015                December 31, 2000          12.274                  42,941.2
Subaccount           December 31, 2001          12.206                 172,736.6
                     December 31, 2002          14.849                 324,635.3
                     December 31, 2003          15.117                 461,195.6
--------------------------------------------------------------------------------
Value                December 31, 1997          11.674                  33,306.9
Subaccount           December 31, 1998          12.959                 449,163.0
(formerly            December 31, 1999          15.004                 806,463.3
Utilities Income     December 31, 2000          14.708               1,151,189.3
Subaccount)          December 31, 2001          11.561               1,255,426.2
                     December 31, 2002           8.938               1,106,285.2
                     December 31, 2003          11.245               1,149,990.3
--------------------------------------------------------------------------------

* THE ACCUMULATION UNIT VALUE FOR EACH SUBACCOUNT WAS INITIALLY SET AT $10.00 ON JULY 28, 1997, EXCEPT FOCUSED EQUITY SUBACCOUNT AND TARGET MATURITY 2015 SUBACCOUNT WHICH WERE INITIALLY SET AT $10.00 ON NOVEMBER 8, 1999.

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------

This overview highlights some basic information about the Contract offered by First Investors Life in this prospectus. Separate Account D ("Tax Tamer II") Contracts are sold with a contingent deferred sales charge. You will find more information about the Contract in "The Contract in Detail" section of this prospectus.

HOW THE CONTRACT WORKS

The Contract has two phases: an Accumulation Period and an annuity income period. During the Accumulation Period, earnings on your investment accumulate on a tax-deferred basis. The annuity income period begins when you convert from the Accumulation Period by agreeing that the Annuitant will start receiving regular annuity payments after the Accumulated Value has been applied to one of the annuity options in accordance with the annuity rates in the Contract. You can select one of several annuity income payment options.

The Contract is a "variable" annuity because your Accumulated Value during the Accumulation Period and the amount of your variable annuity payments during the annuity income phase fluctuate based on the performance of the Funds underlying the Subaccounts you have selected. As a result, the Accumulated Value in your Contract and your variable annuity payments may increase or decrease. You are permitted to allocate your purchase payments in up to 5 of 13 available Subaccounts we offer as long as each allocation is at least 10%. Subject to certain limitations, you may reallocate your Accumulated Value or Annuity Value.

The Contract provides a guaranteed death benefit that is payable to a Beneficiary when the Contractowner or Annuitant dies during the Accumulation Period. Generally, the terms of your Contract guarantee that the Beneficiary will receive upon the death of the Annuitant the greater of (i) the total purchase payments reduced proportionally by any withdrawals, (ii) the Accumulated Value, or (iii) the Accumulated Value on the immediately preceding specified Contract anniversary date (these anniversary dates occur every 7 years after you purchase your Contract) plus any additional purchase payments and reduced proportionally by any subsequent withdrawals. Upon the death of the Contractowner, we pay only the Accumulated Value to the Beneficiary. For Contracts purchased prior to May 1, 2004 and in some jurisdictions, the death benefit is reduced by the amount of any withdrawals and is payable upon the death of either the original Contractowner or Annuitant. Please ask your registered representative about the death benefit applicable to your Contract. We pay the death benefit when we receive both proof of death and appropriate instructions for payment.

You may withdraw a portion or all of the Accumulated Value during the Accumulation Period.

WHO WE ARE AND HOW TO CONTACT US

First Investors Life

First Investors Life Insurance Company, with its home office at 95 Wall Street, New York, New York 10005, is a stock life insurance company incorporated under the laws of the State of New York in 1962. We write life insurance, annuities and accident and health insurance.

First Investors Consolidated Corporation ("FICC"), a holding company, owns all of the voting common stock of First Investors Life; First Investors Corporation ("FIC"), the distributor of the Contracts; First Investors Management Company, Inc. ("FIMCO"), the investment adviser of the Life Series Fund; and Administrative Data Management Corp., the transfer agent for the Life Series Fund. Mr. Glenn O. Head and members of his family control FICC and, therefore, First Investors Life and the other companies that are owned by FICC.

For information or service concerning a Contract, you can contact us in writing at 581 Main Street, Woodbridge, New Jersey 07095. You can also call us at 1-800-342-7963 between the hours of 9:00 A.M. and 5:00 P.M., Eastern Time, or fax us at 732-855-5935. You can also contact us through our Website at WWW.FIRSTINVESTORS.COM.

Separate Account D

First Investors Life Variable Annuity Fund D ("Separate Account D") was established on April 8, 1997 under New York Insurance Law. Separate Account D (the "Separate Account") is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act").

We segregate the assets of the Separate Account from our other assets in our General Account. These assets fall into two categories: (1) assets equal to our reserves and other liabilities under the Contract and (2) additional assets derived from expenses that we charge to the Separate Account. The assets equal to our reserves and liabilities support the Contract. We cannot use these assets to satisfy any of our other obligations. The assets we derive from Contract charges do not support the Contract, and we can transfer these assets in cash to our General Account. Before making a transfer, we will consider any possible adverse impact that the transfer may have on the Separate Account. We credit to, or charge against, the Subaccounts of the Separate Account realized and unrealized income, gains and losses without regard to our other income, gains and losses. The obligations under the Contract are our obligations.

Each Subaccount invests its assets in a corresponding Fund of the Life Series Fund at net asset value. Therefore, we own the shares of the underlying Funds, not you. The value of your investment in a Subaccount is determined by the value of the underlying Fund. Each Subaccount reinvests any distribution received from a Fund in the distributing Fund at net asset value. So, none of the Subaccounts make cash distributions to Contractowners. Each Subaccount may make deductions for charges and expenses by redeeming the number of equivalent Fund shares at net asset value.

The Life Series Fund

The Life Series Fund is an open-end management investment company fund, (commonly known as a "mutual fund") registered with the SEC under the 1940 Act. The Life Series Fund offers its shares only through the purchase of our variable annuity contracts or variable life insurance policies. It does not offer its shares directly to the general public. The Life Series Fund reserves the right to offer its shares to other separate accounts of FIMCO or directly to us.

Although some of the Funds have similar names, the same portfolio manager and same investment objectives as other publicly available mutual funds, they are separate and distinct from these mutual funds. The Funds will have different portfolio holdings and fees so their performances will vary from the other mutual funds.

FIMCO, the investment adviser of the Life Series Fund, is a New York Corporation located at 95 Wall Street, New York, New York 10005. FIMCO and Life Series Fund have retained Wellington Management Company, 75 State Street, Boston, Massachusetts 02109, to serve as the subadviser of the International Securities, Growth, and Focused Equity Funds.

The following table includes each Fund's investment objective. There is no assurance that any of the Funds will achieve its stated objective(s). There is a Subaccount with the same name as its corresponding underlying Fund. The degree of investment risk you assume will depend on the Subaccounts you select. You should consider your allocation carefully. The investment objectives, primary investment strategies, primary risks and management of the Funds are described in the attached Life Series Fund prospectus.

-------------------------------------------------------------------------------------------
Fund                                Investment Objective
Blue Chip Fund                      High total investment return consistent with the
                                    preservation of capital.
-------------------------------------------------------------------------------------------
Cash Management Fund                High rate of current income consistent with the
                                    preservation of capital and maintenance of liquidity.
-------------------------------------------------------------------------------------------
Discovery Fund                      Long-term capital appreciation.
-------------------------------------------------------------------------------------------
Focused Equity Fund                 Capital appreciation.
-------------------------------------------------------------------------------------------
Government Fund                     Significant level of current income which is consistent
                                    with security and liquidity of principal.
-------------------------------------------------------------------------------------------
Growth Fund                         Long-term capital appreciation.
-------------------------------------------------------------------------------------------
High Yield Fund                     High current income and secondarily seeks capital
                                    appreciation.
-------------------------------------------------------------------------------------------
International Securities Fund       Long-term capital growth and secondarily a reasonable
                                    level of current income.
-------------------------------------------------------------------------------------------
Investment Grade Fund               To generate a maximum level of income consistent with
                                    investment in investment grade debt securities.
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
Target Maturity 2007 Fund           Predictable compounded investment return for those who
                                    hold until the Fund's maturity, consistent with
                                    preservation of capital.
-------------------------------------------------------------------------------------------
Target Maturity 2010 Fund           Predictable compounded investment return for those who
                                    hold until the Fund's maturity, consistent with
                                    preservation of capital.
-------------------------------------------------------------------------------------------
Target Maturity 2015 Fund           Predictable compounded investment return for those who
                                    hold until the Fund's maturity, consistent with
                                    preservation of capital.
-------------------------------------------------------------------------------------------
Value Fund                          Total return.
(FORMERLY UTILITIES INCOME FUND)
-------------------------------------------------------------------------------------------

SUMMARY OF RISKS AND REWARDS

The benefits of the Contract are, among other things:

o There are thirteen professionally managed investment Funds underlying the Subaccounts, each with different investment objectives, policies and risks allowing for investment diversification.

o You pay no income taxes on any gains until you withdraw your money through withdrawals or one of our annuity pay-out options. This gives your money the potential to grow faster.

o You can also reallocate your accumulated assets among the Subaccounts, as your circumstances change, without incurring current income taxes.

o Moreover, there are no income or contribution limits - such as those that exist on individual retirement accounts ("IRAs") or 401(k)s - that restrict the amount that you can invest. You control how much you invest for your retirement and when and how often you wish to add to your Contract.

o We guarantee a death benefit which protects your principal from market declines if you die.

o You can receive an annuity pay-out providing a stream of income to suit your needs for the rest of your life.

There are several risk factors that you should consider:

o You bear all of the investment risk of the Subaccounts you select, which means you could lose money.

o An investment in a Contract is not a direct investment in a mutual fund. There are additional charges for the death benefit and other features of the Contract that are not associated with a mutual fund.

o Because a 10% federal tax penalty is generally imposed on the taxable portion of withdrawals prior to age 59 1/2, you should not invest in the Contract if you have short-term investment objectives which would require you to liquidate all or a portion of the Contract prior to reaching age 59 1/2.

o A minimum holding period is often necessary before the tax benefits of tax deferral are likely to outweigh the often higher fees imposed on variable annuities relative to alternative investments.

o A tax-deferred accrual feature is already provided by any tax-qualified arrangement such as an IRA. Therefore, you should have reasons other than tax deferral, such as the additional benefits, for purchasing a Contract within an IRA or other arrangement that receives tax deferral through the Internal Revenue Code.

o A partial withdrawal or total surrender of a Contract is taxed as ordinary income to the extent that the Accumulated Value exceeds your principal contribution to the Contract (i.e., on an "income first" basis).

o The death benefit paid to a Beneficiary of the Contract is taxed as ordinary income to the Beneficiary at the Beneficiary's tax rate to the extent that the death benefit exceeds the Contractowner's principal contribution to the Contract. Thus, if your primary objective is to pass wealth on to your heirs, a life insurance policy may be more appropriate for you. The amount of the death benefit on a life insurance policy passes income-tax free to the Beneficiary. An annuity death benefit does not.

--------------------------------------------------------------------------------
THE CONTRACT IN DETAIL
--------------------------------------------------------------------------------

APPLICATION AND PURCHASE PAYMENTS

We will process your application on the day we receive it at our home office in good order. If your application is incomplete or incorrect, we have five business days to complete it and process the transaction. Otherwise, we will return the purchase payment to you at the end of the five-day period. However, we can try to reach you to explain the reasons for the delay in crediting the money and get your consent to keep the money until the problem is resolved.

Your initial purchase payment must be at least $5,000 for the Contract. You may make additional purchase payments under the Contract of at least $200 each at any time after Contract issuance. We will not accept a purchase of a Separate Account D Contract with the proceeds from a surrender of one of our other variable annuities.

Your purchase payments buy Accumulation Units of the Subaccounts and not shares of the Funds in which the Subaccounts invest. We allocate purchase payments to the appropriate Subaccount(s) based on the next computed value of an Accumulation Unit following receipt at our home office in good order.

We value Accumulation Units at the end of each Valuation Date (generally 4:00 P.M., Eastern Time). If we receive a purchase payment prior to the end of a Valuation Date (and your Application is in good order), we will process the payment based upon that day's Accumulation Unit values. If we receive a payment after the end of the Valuation Date we will process the payment based upon the next day's Valuation Date's Accumulation Unit values.

ALLOCATION OF PURCHASE PAYMENTS TO SUBACCOUNT(S)

When you purchase a Contract you may select a percentage allocation among up to 5 of the thirteen Subaccounts. You may not allocate less than 10% of a purchase payment to any Subaccount. We reserve the right to adjust your allocation to eliminate fractional percentages.

You may subsequently reallocate the Accumulated Value of your Contract among the Subaccounts, provided that you invest in no more than 5 at any one time and no less than 10% of the aggregate Annuity Unit value is in each of your Subaccounts. A request to reallocate must be made on our Subaccount reallocation form. If we receive a written reallocation request in our home office before the end of Valuation Date (generally 4:00 P.M., Eastern Time), we will process it based upon that day's Accumulation Unit values. If we receive it after the end of a Valuation Date, we will process it at the next Valuation Date's Accumulation Unit values.

All subsequent purchase payments will be allocated according to your then-existing percentage allocations, unless you request a different allocation for that payment. We will not automatically rebalance your Contract value to your designated percentage allocations. Unless you request a reallocation to maintain your allocations, you may end up with an allocation which has more or less risk than you intended.

The Contract is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing. It is our policy to reject any reallocation request that appears to be part of a short-term market timing strategy based upon the holding period of the initial investment, the amount of the investment being exchanged, the Subaccounts involved and the background of the Contractowner involved. We monitor transactions in an effort to enforce this policy. However, we cannot guarantee that our monitoring efforts will be effective in identifying or preventing all short-term market timing strategy. Short-term market timing may adversely affect the performance of a Subaccount for long-term shareholders.

THE ACCUMULATION PERIOD

Crediting Accumulation Units

During the Accumulation Period, we credit purchase payments to your Contract in the form of Accumulation Units for each of your selected Subaccounts. We determine the number of Accumulation Units that we credit to a Contractowner for the Subaccounts by dividing (a) the purchase payment (less any charges) by (b) the value of an Accumulation Unit for the Subaccount on the Valuation Date the payment is received in our home office.

The Value of Your Contract

Your Accumulated Value fluctuates with the value of the assets of the Subaccounts less expenses and certain charges. There is no assurance that your Accumulated Value will equal or exceed purchase payments. We determine the value for the amount you have in each Subaccount by multiplying (a) the total number of Accumulation Units in a Subaccount by (b) the value of an Accumulation Unit for the Subaccount for the Valuation Period. We then add the amount attributable to each Subaccount to arrive at your Accumulated Value.

Death During the Accumulation Period

If the Annuitant dies prior to the Annuity Commencement Date, we pay a death benefit to the Beneficiary you have designated. We generally make this payment within seven days of receiving in good order (a) a death certificate or similar proof of the death of the Annuitant or Owner ("Due Proof of Death") and (b) a claimant's statement form that includes payment instructions with the Beneficiary's election to receive payment in either a single sum settlement or an annuity option. We will pay the death benefit; (a) in a single sum, (b) by applying it to one of the annuity options, or (c) as we otherwise permit. The decision on how we pay is at your election before the Annuitant's death and the Beneficiary's election after the Annuitant's death. We normally process the death benefit (less any premium taxes) within seven days of receipt of Due Proof of Death and a claimant's statement in good order.

We determine the Accumulated Value for the death benefit as of the next computed value of the Accumulation Units following our receipt at our home office of Due Proof of Death in good order.

Generally, upon the death of the Annuitant, we pay the Beneficiary the greatest of (a) the total purchase payments reduced proportionally by any partial withdrawals; (b) the Accumulated Value; or (c) the Accumulated Value on the immediately preceding specified Contract anniversary, increased by any additional purchase payments and decreased proportionally by any partial withdrawals since that anniversary. We calculate the proportional reduction in your total purchase payments in two steps. First, we calculate the percentage that your withdrawal represents of your Accumulated Value. Then we reduce your Accumulated Value, Purchase Payments and Specified Contract Anniversary Accumulated Value by that percentage. The specified Contract anniversary is every seventh Contract anniversary (i.e., 7th, 14th, 21st, etc.).

Upon the death of the Contractowner, we pay only the Accumulation Value to the Beneficiary. For Contracts purchased prior to May 1, 2004 and in some jurisdictions, the death benefit is reduced by the amount of any withdrawals and is payable upon the death of the Annuitant or original Contractowner. Please ask your registered representative about the death benefit applicable to your Contract. If ownership changes after the Contract is issued, then upon the death of the last Contractowner we pay only the Accumulated Value to the Beneficiary.

The following example demonstrates how the death benefit payable with the proportional reductions for withdrawals is determined for a Contract.

                              DEATH BENEFIT EXAMPLE

-----------------------------------------------------------------------------------------------------------------
                                                                                                    DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------
   ISSUE DATE    Your Initial Purchase Payment and Death Benefit is:                         $100,000
-----------------------------------------------------------------------------------------------------
     END OF      Assume your Accumulated Value grows to:                                     $104,340
      FIRST
    CONTRACT     Your Death Benefit is the greater of your Purchase Payment ($100,000)
      YEAR       or your Accumulated Value  ($104,340) and is equal to:                                  $104,340
-----------------------------------------------------------------------------------------------------------------
    SEVENTH
    CONTRACT
   ANNIVERSARY   Assume your Accumulated Value grows to:                                     $132,023
   (SPECIFIED    Your Death Benefit is the greater of your Purchase Payment
    CONTRACT     ($100,000)
  ANNIVERSARY)   or your Accumulated Value ($132,023) and is equal to:                                   $132,023
-----------------------------------------------------------------------------------------------------------------
     END OF      Assume your Accumulated Value declines to:                                   $70,713
      NINTH      Your Death Benefit is the greatest of your Purchase Payment ($100,000),
    CONTRACT     your Accumulated Value ($70,713) or the Accumulated Value on the last
      YEAR       Specified Contract Anniversary ($132,023) and is equal to:                              $132,023
-----------------------------------------------------------------------------------------------------------------
     END OF      Assume your Accumulated Value grows to:                                      $71,643
      TENTH
    CONTRACT     You then decide to withdraw:                                                 $25,000
      YEAR       The proportion your withdrawal represents of the Accumulated Value is the withdrawal amount ($25,000) divided by the Accumulated Value
                 ($71,643) which is:                                                           34.90%
                 Your Accumulated Value, Purchase Payment(s) and Specified Contract
                 Anniversary Accumulated Value are all reduced by 34.90%.

                 Thus, after the withdrawal:
                       Your Accumulated Value is:                                             $46,643
                       Your Purchase Payment is:                                              $65,105
                       Your Specified Contract Anniversary Accumulated Value is:              $85,953
                       Your Death Benefit is equal to the greatest of these amounts:                      $85,953
-----------------------------------------------------------------------------------------------------------------
     END OF      Assume your Accumulated Value grows to:                                      $51,483
    ELEVENTH
    CONTRACT     Your Death Benefit is equal to the greatest of your Purchase Payment
      YEAR       ($65,105), your Accumulated Value ($51,483) or the Accumulated Value on
                 the last Specified Contract Anniversary ($85,953):                                       $85,953
-----------------------------------------------------------------------------------------------------------------

This example assumes that withdrawals are taken after the seventh Contract year and does not account for any tax consequences.

Special Requirements for Payment of Death Benefit

If the Contractowner dies before we have distributed the entire interest in the Contract, we must distribute the value of the Contract to the Beneficiary as provided below. Otherwise, the Contract will not qualify as an annuity under
Section 72 of the Code.

If any Contractowner dies prior to the Annuity Commencement Date, the entire interest in the Contract must be distributed to the Beneficiary (a) within five years, or (b) beginning within one year of death, under an annuity option that provides that we will make annuity payments over a period not longer than the life or life expectancy of the Beneficiary. For Contracts purchased after May 1, 2004, if there are joint Contractowners, we will pay the Accumulated Value when the first Contractowner dies. Upon the death of any joint Contractowner, the surviving joint Contractowner will be considered the primary Beneficiary. Any designated Beneficiary will be treated as a contingent Beneficiary, unless you instruct us otherwise.

If the Contract is payable to (or for the benefit of) the Contractowner's surviving spouse, we need not make any distribution. The surviving spouse may continue the Contract as the new Contractowner. If the Contractowner is also the Annuitant, the spouse has the right to become the Annuitant under the Contract. Likewise, if the Annuitant dies and the Contractowner is not a natural person, the Annuitant's surviving spouse has the right to become the Contractowner and the Annuitant.

If the Beneficiary wishes to take the death benefit as an annuity payout, then the Beneficiary must make such election and payments must begin within 60 days of the death. This is necessary to receive tax treatment of annuity payments rather than the death benefit being treated for tax purposes as a lump sum distribution in the year of the death.

Partial Withdrawals and Full Surrenders During the Accumulation Period

You may make a partial withdrawal or full surrender of your Contract at any time during the Accumulation Period if we receive your request in good order on our form. You will be entitled to receive the Net Accumulated Value of the Contract, or in the case of a partial withdrawal the portion withdrawn, less (a) any applicable Contingent Deferred Sales Charge ("CDSC"), and (b) the Contract maintenance charge.

Your request is effective on the date it is received in writing on our form in good order at our home office and your Accumulated Value less the requested amount will be determined based on the next computed value of Accumulation Units. We may defer payment of the amount of a withdrawal or surrender for a period of not more than seven days. We may also delay payment for the following reasons:

o we are unable to determine the amount of the payment because the NYSE is closed for trading or the SEC determines that a state of emergency exists, or;

o for such other periods as the SEC may by order permit for the protection of security holders.

In the case of a partial withdrawal, unless you direct us otherwise, the amount you request will be deducted from your Subaccounts on a pro rata basis in the proportions to which their values bear to the Accumulated Value of your Contract. The amount remaining must be at least equal to our minimum balance requirement (currently $5,000). If you have less than $5,000 left in your Contract after a partial withdrawal, we have the right to cancel the Contract and pay you the balance of the proceeds. This is an involuntary surrender, and is subject to any applicable Contract charges, CDSC, and annuity taxes.

On a non-cumulative basis, you may make partial withdrawals from the Contract during any Contract Year up to the annual withdrawal privilege amount of 10% of purchase payments without incurring a CDSC. For information concerning CDSCs, see "Financial Information: Contract Charges."

THE ANNUITY PERIOD

Annuity Commencement Date

Annuity payments begin on the Annuity Commencement Date you select when you buy the Contract. You may elect in writing to advance or defer the Annuity Commencement Date, not later than 30 days before the Annuity Commencement Date.

We will commence annuity payments on the first of the calendar month after the Annuitant's 90th birthday, unless you select an earlier date.

If the Net Accumulated Value on the Annuity Commencement Date is less than $2,000, we may pay such value in one sum in lieu of annuity payments. If the net Accumulated Value is $2,000 or more, but the Variable Annuity Payments are estimated to be less than $20, we may change the frequency of annuity payments to intervals that will result in payments of at least $20.

Annuity Options

From the annuity options described below, you may elect to have the Net Accumulated Value applied at the Annuity Commencement Date to provide Fixed Annuity Payments, Variable Annuity Payments, or a combination thereof. You must make these elections in writing to us at our home office at least 30 days before the Annuity Commencement Date. In the absence of your election, we make Variable Annuity Payments, beginning on the Annuity Commencement Date under annuity option 3. Option 3 is the basic annuity, a Life Annuity with 120 Monthly Payments Guaranteed. After the Annuity Commencement Date, we allow no redemptions or changes among annuity payment options.

The material factors that determine the level of your annuity benefits are:

o your Accumulated Value before the Annuity Commencement Date;

o the annuity option you select;

o the frequency and duration of annuity payments;

o the sex and adjusted age (as defined in the Contract) of the Annuitant and any Joint Annuitant at the Annuity Commencement Date; and

o in the case of a Variable Annuity Payment, the investment performance of the Subaccounts you select.

We apply the Accumulated Value on the Annuity Commencement Date, based on the annuity rates in your Contract, or more favorable rates we may offer, reduced by any applicable premium taxes not previously deducted. You are then credited with a number of Annuity Units which remains the same for the payment period.

The Contract provides for the six annuity options described below:

Option 1-Life Annuity. An annuity payable monthly during the lifetime of the Annuitant, ceasing with the last payment due before the death of the Annuitant. If you elect this option, annuity payments terminate automatically and immediately on the death of the Annuitant without regard to the number or total amount of payments received.

Option 2a-Joint and Survivor Life Annuity. An annuity payable monthly during the joint lifetime of the Annuitant and the Joint Annuitant and continuing thereafter during the lifetime of the survivor, ceasing with the last payment due before the death of the survivor.

Option 2b-Joint and Two-Thirds to Survivor Life Annuity. An annuity payable monthly during the joint lifetime of the Annuitant and the Joint Annuitant and continuing thereafter during the lifetime of the survivor at an amount equal to two-thirds of the joint annuity payment, ceasing with the last payment due before the death of the survivor.

Option 2c-Joint and One-Half to Survivor Life Annuity. An annuity payable monthly during the joint lifetime of the Annuitant and the Joint Annuitant and continuing thereafter during the lifetime of the survivor at an amount equal to one-half of the joint annuity payment, ceasing with the last payment due before the death of the survivor.

Under annuity options 2a, 2b and 2c, annuity payments terminate automatically and immediately on the deaths of both the Annuitant and the Joint Annuitant without regard to the number or total amount of payments received.

Option 3-Life Annuity with 60, 120 or 240 Monthly Payments Guaranteed. An annuity payable monthly during the lifetime of the Annuitant, with the guarantee that if, at his or her death, payments have been made for less than 60, 120 or 240 monthly periods, as elected, we will continue to pay to the Beneficiary any guaranteed payments during the remainder of the selected period and, if the Beneficiary dies after the Annuitant, we will pay the Beneficiary's estate the present value of the remainder of the guaranteed payments. The present value of the remaining payments is the discounted (or reduced) amount which would produce the total of the remaining payments assuming that the discounted amount grew at the effective annual interest return assumed in the annuity tables of the Contract. The Beneficiary may also, at any time he or she is receiving guaranteed payments, elect to have us pay him or her the present value of the remaining guaranteed payments in a lump sum.

Option 4-Unit Refund Life Annuity. An annuity payable monthly during the lifetime of the Annuitant, terminating with the last payment due before the death of the Annuitant. We make an additional annuity payment to the Beneficiary equal to the following: We take the Annuity Unit value of the Subaccount(s ) as of the date that we receive Due Proof of Death in writing at our home office. We multiply that value by the excess, if any, of (a) over (b). For this purpose,
(a) is (i) the net Accumulated Value we allocate to each Subaccount and apply under the option at the Annuity Commencement Date, divided by (ii) the corresponding Annuity Unit value as of the Annuity Commencement Date, and (b) is the product of (i) the number of Annuity Units applicable under the Subaccount represented by each annuity payment and (ii) the number of annuity payments made. (For an illustration of this calculation, see Appendix II, Example A, in the SAI.)

Assumed Investment Return

We use a 3.5% assumed investment return to determine the amount of each Variable Annuity Payment. The first Variable Annuity Payment is based on the assumed investment return. Subsequent Variable Annuity Payments fluctuate based on the investment performance of the Subaccounts you have chosen as compared to the assumed investment return. As a result, if the actual net investment return of the Subaccounts equals 3.5%, the Variable Annuity Payments will be level. If the actual net investment return of the Subaccounts is greater than 3.5%, subsequent Variable Annuity Payments will be higher than the initial payment. If it is less than 3.5%, subsequent Variable Annuity Payments will be lower.

Death of Contractowner During Annuity Period

If the death of the Contractowner occurs on or after the Annuity Commencement Date, we will distribute the entire interest in the Contract at least as rapidly as under the annuity option in effect on the date of death.

Death of Annuitant During Annuity Period

On receipt of Due Proof of Death of the Annuitant after annuity payments have begun under an annuity option, we make any remaining payments under the option to the Beneficiary as provided by the option. Unless otherwise provided in the Beneficiary designation, if no Beneficiary survives the Annuitant, the proceeds will be paid in one lump sum to the Contractowner, if living; otherwise, to the Contractowner's estate.

YOUR RIGHT TO CANCEL THE CONTRACT

You may elect to cancel your Contract (a) within ten days from the date your Contract is delivered to you or (b) longer as applicable state law requires. We will cancel the Contract after we receive from you at our home office (a) the Contract and (b) a written request for cancellation. We will pay you an amount equal to the sum of (a) the difference between the purchase payments made under the Contract and the amount allocated to the Separate

Account under the Contract and (b) the Accumulated Value of the Contract based on the next computed value of the Accumulation Units following receipt of your cancellation request in good order.

The amount we refund to you upon canceling the Contract may be more or less than your initial purchase payment depending on the investment results of the Subaccount(s) to which you allocated purchase payments. However, in states that require a full refund of purchase payments you will receive a full refund.

--------------------------------------------------------------------------------
FINANCIAL INFORMATION
--------------------------------------------------------------------------------

CALCULATING VALUES

To calculate the Accumulation Unit or Annuity Unit values, we must first determine the current value of the units in each Subaccount. We do this for each day the values are calculated by determining the change in investment performance (including Fund-related charges and any dividends and distributions made by the Fund) from the last Valuation Date for each of the Funds. Then, daily charges are applied to the Separate Account for each day since the last Valuation Date. Finally, we multiply the previous unit value by this result.

CONTRACT EXPENSES

Contingent Deferred Sales Charge

We sell the Contract without an initial sales charge. However, we deduct a CDSC from the proceeds that we pay you on a partial withdrawal or full surrender. The CDSC is a percentage of the amount that you withdraw (not to exceed the aggregate amount of your purchase payments). The CDSC percentage declines, in accordance with the table below, from 7% to 0% over a seven-year period from the date purchase payments are received to the date they are withdrawn. If you have made purchase payments at different times, the CDSC on any one purchase payment will depend upon the length of time from our receipt of the payment to the time of its withdrawal.

               -------------------------------------------
                CDSC as a Percentage of    Length of Time
                   Purchase Payments        from Purchase
                       withdrawn          Payment in Years
                          7%                 Less than 1
                          6%                     1-2
                          5%                     2-3
                          4%                     3-4
                          3%                     4-5
                          2%                     5-6
                          1%                     6-7
                          0%                 More than 7
               -------------------------------------------

You will not be charged a CDSC on partial withdrawals during any Contract year up to the annual withdrawal privilege amount of 10% of purchase payments. You will be subject to a CDSC on any excess over this amount at the applicable CDSC percentage in the table. In calculating such a CDSC, we will assume that the excess amount which you are withdrawing is coming first from purchase payments (which are subject to the applicable CDSC) and then from any Accumulated Value other than purchase payments (which is not subject to any CDSC). If you have made purchase payments at different times, your purchase payments will be treated as being withdrawn in the order that we have received them (i.e., first-in, first-out).

We will also not assess a CDSC:

o in the event of the death of the Annuitant or the Contractowner,

o if you apply the Accumulated Value to an annuity option under the Contract, or

o for withdrawals used to pay premium taxes.

Mortality and Expense Charge

We impose a mortality and expense risk charge. The mortality risk that we assume arises from our obligation to continue to make annuity payments to each Annuitant regardless of (a) how long that person lives and (b) how long all payees as a group live. This assures an Annuitant that neither the Annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the annuity payments the Annuitant will receive under the Contract. We also assume a risk associated with the guaranteed death benefit which we would pay in the event of death during the Accumulation Period.

In addition, we assume the risk that the charges for administrative expenses may not be adequate to cover such expenses. We will not increase the amount we charge for administrative expenses. In consideration for assuming these mortality and expense risks, we deduct an amount equal on an annual basis to 1.25% of the daily Accumulation Unit value of the Subaccounts.

We guarantee that we will not increase the mortality and expense risk charge. If the charge is insufficient to cover the actual cost of the mortality and expense risks, the loss will fall on us. Conversely, if the deductions prove more than sufficient, the excess will be a profit to us. We can use any profits resulting to us from over-estimates of the actual costs of the mortality and expense risks for any business purpose, including the payment of expenses of distributing the Contract. These profits will not remain in the Separate Account.

Other Charges

Administrative Charge

We deduct an amount equal annually to 0.15% of the daily net asset value of the Subaccounts for the expense of administering the Contract. This charge is to compensate us for expenses involved in administering the Contracts. If the actual expenses exceed charges, we will bear the loss. We guarantee that we will not increase the administrative charges.

Contract Maintenance Charge

We deduct a $30.00 contract maintenance charge from the Accumulated Value on (a) the last Valuation Date of each Contract Year or (b) the date of surrender of the Contract, if earlier. This charge will not exceed 2% of the Accumulated Value. We make the charge against the Accumulated Value by proportionally reducing the number of Accumulation Units held in each of your Subaccounts. We guarantee that we will not increase this charge. We also will not assess this charge in any state that does not permit it.

Premium Tax Charge

Some states and municipalities assess premium taxes or other fees at the time you either:

o     make purchase payments,
o     withdraw or surrender, or
o     begin receiving annuity payments.

We currently pay on your behalf any premium taxes that are assessed. However, we reserve the right to deduct such premium taxes in accordance with the terms of your Contract. These taxes currently range up to 3.5% of your purchase payments.

FEDERAL TAX INFORMATION

This section provides a general summary of the federal tax law as it pertains to the Contract. We believe that the Contract will qualify as a tax deferred annuity contract for federal income tax purposes and the following summary assumes so. We do not discuss state or local taxes, except as noted. The law described herein could change, possibly retroactively. We have the right to modify the Contract in response to changes in the law that affect the favorable tax treatment for annuity owners. We do not offer this summary as tax advice, for which you should consult a qualified tax adviser.

Taxation of a Contract will depend, in part, on whether the Contract is purchased outside or inside of a qualified retirement plan or an individual retirement account ("IRA"). Purchase payments to a Contract outside of a qualified plan or IRA ("non-qualified") are on an "after-tax" basis, so you only pay income taxes on your earnings. Generally, these earnings are taxed when you receive them from the Contract. The IRS has not reviewed the Contract for qualification as an IRA.

When a non-natural person owns a non-qualified Contract, the annuity generally will not be treated as an annuity for tax purposes and thus loses the benefit of tax deferral. However, an annuity owned by a non-natural person as agent for an individual will be treated as an annuity for tax purposes.

This summary assumes that the Contractowner is a natural person who is a U.S. citizen and U.S. resident. The federal tax law applicable to corporate taxpayers, non-U.S. citizens, and non-U.S. residents may be different.

The following discussion assumes that a Contract has been purchased outside of an IRA or qualified retirement plan ("qualified contracts"). If a qualified contract is purchased, the tax treatment of purchase payments, annuity payments, surrenders and death benefits will be governed by the laws applicable to IRAs and qualified plans. However, generally, deductible or "before-tax" purchase payments for qualified contracts will be taxed when distributed from the Contract; the Contract is not forfeitable; and Contract ownership may not be transferred.

Purchase Payments

Your purchase payments are not deductible from your gross income for tax purposes.

Increases in Accumulated Value

Generally, you pay no income tax on increases in your Contract's Accumulated Value until there is a distribution from a Contract. A distribution occurs when there is a partial withdrawal or full surrender or annuity payments begin.

Annuity Payments

Once annuity payments begin, you generally will be taxed only on the investment gains you have earned and not on the amount of your purchase payments. As a result, a portion of each payment is taxable as ordinary income. The remaining portion is a nontaxable recovery of your investment in the Contract. Generally, your investment in the Contract equals the purchase payments you made, less any amounts you previously withdrew that were not taxable.

For Fixed Annuity Payments, the tax-free portion of each payment is determined by:

o dividing your investment in the Contract by the total amount you expect to receive out of the Contract, and

o multiplying the result by the amount of the payment.

For Variable Annuity Payments, the tax-free portion of each payment is (a) your investment in the Contract divided by (b) the number of expected payments.

The remaining portion of each payment, and all of the payments you receive after you recover your investment in the Contract, are fully taxable. If payments under a life annuity stop because the Annuitant dies, there is an income tax deduction for any unrecovered investment in the Contract.

Withdrawals and Surrenders

Before annuity payments begin, withdrawals and surrenders are taxed as follows:

o a partial withdrawal or total surrender is taxed in the year of receipt to the extent that the Contract's Accumulated Value exceeds the investment in the Contract (that is, on an "income first" basis); and

o a penalty equal to 10% of the taxable distribution applies to distributions before the taxpayer's reaches age 59 1/2, subject to certain exceptions.

For purposes of surrenders, the Internal Revenue Code treats all Contracts that we issue to you in the same calendar year as a single Contract.

The 10% federal tax penalty is generally not imposed on withdrawals that are:

o made on or after the tax payer reaches age 591/2;

o made on or after the death of a Contractowner;

o attributable to the taxpayer's becoming disabled; or

o made as part of a series of substantially equal periodic payments for the life or life expectancy of the tax payer or for the joint life or joint life expectancy of the taxpayer and the spouse.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above.

If the Contract was purchased as an investment for profit, subject to certain rules, you may deduct any loss upon surrender of the Contract as an ordinary loss.

Death Benefits

Unlike the death benefit on a life insurance policy, the death benefit paid on an annuity contract does not pass to the Beneficiary free of income taxes. Generally, a death benefit is included in the income of the recipient as follows:

o if distributed in a lump sum, it is taxed in the same manner as a surrender of the Contract;

o if distributed under an annuity payout option, it is taxed in the same manner as annuity payments.

The death benefit paid to a Beneficiary on a Contract is ordinary income to the Beneficiary to the extent it exceeds the Contractowner's investment in the Contract. The Beneficiary must pay taxes on this amount at the Beneficiary's tax rate. Moreover, the death benefit may also be taxed in the Contractowner's estate unless the beneficiary is the spouse. If the Beneficiary is not the spouse, the Beneficiary may be eligible for a special income tax deduction for a portion of the estate tax attributable to the death benefit.

Transfers, Assignments and Contract Exchanges

Transferring or assigning ownership of the Contract, changing Annuity Commencement Dates or exchanging a Contract (unless the exchange qualifies as a tax-free exchange under Section 1035 of the Internal Revenue Code) may result in certain tax consequences, such as income and gift taxes, not explained in this prospectus.

Tax Withholding and Reporting

The Internal Revenue Code generally requires us to withhold income tax from any Contract distribution, including a partial withdrawal or total surrender or an annuity payment. The amount of withholding depends, in part, on whether the payment is "periodic" or "non-periodic."

For periodic payments (E.G., annuity payments), we withhold from the taxable portion of each payment based on a payroll withholding schedule that assumes a married recipient claiming three withholding exemptions. If you want us to withhold on a different basis, you must file an appropriate withholding certificate with us. For non-periodic payments (E.G., distributions such as partial withdrawals), we generally withhold 10% of the taxable portion of each payment.

You may elect not to have the withholding rules apply. For periodic payments, your election is effective for the calendar year for which you file it with us, and for each subsequent year until you amend or modify it. For non-periodic payments, an election is effective when you file it with us, but only for the payment to which it is applicable. We have to notify your recipients of your right to elect not to have taxes withheld.

The Internal Revenue Code generally requires us to report all payments to the Internal Revenue Service.

Other Tax Issues

We are taxed as a "life insurance company" under the Internal Revenue Code. We do not expect to incur any federal income tax as a result of the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently assessed against the Separate Account for such taxes. If we incur such taxes in the future, we may assess a charge for such taxes against the Separate Account.

We are required to ensure that the Subaccounts of the Separate Account meet the investment diversification requirements of the Internal Revenue Code. The investment adviser of the underlying Funds monitors the portfolios to ensure that the diversification requirements are met. If the Subaccounts failed to satisfy these requirements, you would be taxed on the earnings of the Subaccount or Subaccounts in which you were invested, unless your Contract was held in an IRA or qualified plan. The tax would apply from the first quarter of the failure, until we corrected the failure in conformity with a Treasury Department procedure. This is a risk that is common to all variable annuity contracts.

The Life Series Fund sells its shares not only to the Separate Account but also to other separate accounts which fund variable life insurance policies and variable annuity contracts. We do not anticipate any disadvantage resulting from this arrangement. However, it is possible that a material conflict of interest could arise between the interests of Policyowners and Contractowners which invested in the same Life Series Fund. If such a conflict were to arise, we would take whatever steps were necessary to protect the interests of Policyowners and Contractowners, including potentially substituting a different fund for the Life Series Fund. It is also possible that the failure of one separate account to comply with the tax laws could cause all of the separate accounts to lose their tax deferred status. This is a risk that is common to many variable annuity contracts and variable life insurance policies.

It is possible that the tax rules may change regarding a Contractowner's control of investments underlying a variable annuity contract. These rules may limit the number of underlying investment funds and frequency of transfers among those funds. The rules could apply retroactively if they did not reflect a new Treasury Department position. If the Contract failed to comply with the rules, the Contractowner would be taxed on the Contract's current income. We reserve the right to change the Contract to comply with any such guidelines.

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Because the Life Series Fund is not required to have annual shareholder meetings, Contractowners generally will not have an occasion to vote on matters that pertain to the Life Series Fund. In certain circumstances, the Fund may be required to hold a shareholders meeting or may choose to hold one voluntarily. For example, a Fund may not change fundamental investment objectives or investment policies without the approval of a majority vote of that Fund's shareholders in accordance with the 1940 Act.

If the Fund holds a meeting at which shareholders are entitled to vote, Contractowners would have an opportunity to provide voting instructions for shares of a Fund held by a Subaccount in which their Contract invests. We would vote the shares of any Fund held in a corresponding Subaccount or directly, at any Fund shareholders meeting as follows:

o shares attributable to Contractowners for which we received instructions, would be voted in accordance with the instructions;

o shares attributable to Contractowners for which we did not receive instructions, would be voted in the same proportion that we voted shares held in the Subaccount for which we received instructions; and

o shares not attributable to Contractowners, would be voted in the same proportion that we voted shares held in the Subaccount attributable to Contractowners for which we received instructions.

We will vote Fund shares that we hold directly in the same proportion that we vote shares held in any corresponding Subaccounts that are attributable to Contractowners and for which we receive instructions. However, we will vote our own shares as we deem appropriate where there are no shares held in any Subaccount. We will present all the shares of any Fund that we held through a Subaccount or directly at any Fund shareholders meeting for purposes of determining a quorum.

We will determine the number of Fund shares held in a corresponding Subaccount that is attributable to each Contractowner as follows:

o before the Annuity Commencement Date, we divide the Subaccount's Accumulated Value by the net asset value of one Fund share, and

o after the Annuity Commencement Date, we divide the reserve held in the Subaccount for the variable annuity payment under the Contract by the net asset value of one Fund share. As this reserve fluctuates, the number of votes fluctuates.

We will determine the number of votes that a Contractowner has the right to cast as of the record date that the Life Series Fund establishes.

We will solicit instructions by written communication before the date of the meeting at which votes will be cast. We will send meeting information and other materials relating to the Fund to each

Contractowner having a voting interest in a Subaccount.

The voting rights that we describe in this prospectus are created under applicable laws. If the laws eliminate the necessity to submit such matters for approval by persons having voting rights in separate accounts of insurance companies or restrict such voting rights, we reserve the right to proceed in accordance with any such changed laws or regulations. Specifically, we reserve the right to vote shares of any Fund in our own right, to the extent the law permits.

PROCESSING TRANSACTIONS

Generally, your transaction requests will be processed as of the Valuation Date on which we receive them, if we receive them in good order before the closing of business on the Valuation Date (generally 4:00 P.M., Eastern Time). Otherwise, they will be processed as of our next Valuation Date. To meet our requirements for processing transactions, we may require that you use our forms.

RESERVATION OF RIGHTS

We also reserve the right to make certain changes to the Contract, Separate Account or Funds if we believe they would (a) best serve the interests of the Contractowners and annuity payee or (b) be appropriate in carrying out the purposes of the Contract. We will make a change only as the law permits. When required, we will (a) obtain the necessary Contractowner or regulatory approval for any change and (b) notify Contractowners before making a change.

For example, we may:

o operate the Separate Account in any form permitted by law,

o add, delete, combine, or modify Subaccounts of the Separate Account,

o add, delete, or substitute for the Fund shares held in any Subaccount, the shares of any investment company or series thereof, or any investment permitted by law, or

o amend or obtain and continue any exemptions under the Contract if required to comply with the Code or any other applicable federal or state law, or

o make any necessary technical changes in the Contract in order to conform with any of the above actions.

CONTRACT YEARS AND ANNIVERSARIES

We measure Contract years and anniversaries from the date the Contract is issued. Each Contract year will commence on the anniversary of the issue date.

STATE VARIATIONS

Where required by state law, there may be variations in the Contract which are covered by a special form of the Contract for your State. Your Contract as a result may differ, from those in this Prospectus. Your actual Contract, with any endorsements, amendments and riders, is the controlling document. We have the right to change the Contract to meet applicable state laws or regulations.

We offer the Contract in most states. Check with your agent representative for availability in your state. The Contract is offered continuously. Although we do not anticipate discontinuing the offer of the Contract, we reserve the right to do so at any time.

DISTRIBUTION OF THE CONTRACT

We sell the Contract solely through individuals who, in addition to being licensed with us as insurance agents, are registered representatives of FIC, which is one of our affiliates. FIC is a registered broker-dealer under the Securities Exchange Act of 1934, and a member of the National Association of Securities Dealers. FIC's executive offices are located at 95 Wall Street, New York, NY 10005. We reserve the right to sell the Contract directly.

We pay our representatives about 3% of the purchase payments made under the Contract. We also may pay our representatives additional amounts through compensation overrides, expense allowances, bonuses and training allowances. Representatives may also qualify for non-cash compensation and awards based on productivity and persistency factors. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Contractowners or the Separate Account.

REPORTS

At least twice each year, we will send a report to you that contains financial information about the Funds as required by applicable law. In addition, at least once each year, we will send a statement that gives you financial information about your Contract.

If several members of the same household each own a Contract, we may send only one such report or prospectus to that address, unless you instruct us otherwise. You may receive additional copies by calling or writing us.

FINANCIAL STATEMENTS

The financial statements of First Investors Life and for the Separate Account are in the SAI.

--------------------------------------------------------------------------------
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

ITEM                                                                        PAGE

General Description............................................................2
Services.......................................................................3
Valuation......................................................................4
Other Information..............................................................5
Performance Information........................................................6
Relevance of Financial Statements..............................................9
Appendices....................................................................10
   Financial Statements.......................................................16

SEC file number:
Separate Account D: 333-26341/811-08205

To: First Investors Life Insurance Company
    95 Wall Street
    New York, New York 10005

                            Request for Statement of
                             Additional Information

I would like to receive a current copy of the following: (check all appropriate boxes below)

|_| The Statement of Additional Information for First Investors Life Variable Annuity Fund C (Separate Account C) and First Investors Life Variable Annuity Fund D (Separate Account D).

|_| The Statement of Additional Information for First Investors Life Series
Fund.

From:   ______________________________
                    (name)

Contract number:    __________________
Address:            __________________
                    __________________

Phone number:       __________________

|_|   Check if this is a change of address.

                  FIRST INVESTORS LIFE VARIABLE ANNUITY FUND C

                  FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D

                      INDIVIDUAL VARIABLE ANNUITY CONTRACTS

                                   OFFERED BY

                     FIRST INVESTORS LIFE INSURANCE COMPANY

              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2004

      This Statement of Additional Information ("SAI") is not a Prospectus and should be read in conjunction with the Prospectuses for First Investors Life Variable Annuity Fund C and First Investors Life Variable Annuity Fund D, dated May 1, 2004 which may be obtained at no cost by writing to First Investors Life Insurance Company, 95 Wall Street, New York, New York 10005, or by telephoning
(800) 342-7963 or by visiting our website at WWW.FIRSTINVESTORS.COM.

      The terms in this SAI have the same meaning as in the Prospectuses.

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

General Description......................................................     2
Services.................................................................     3
Valuation................................................................     4
Other Information........................................................     5
Performance Information..................................................     6
Relevance of Financial Statements........................................     9
Appendices...............................................................    10
Financial Statements.....................................................    16

                               GENERAL DESCRIPTION

      FIRST INVESTORS LIFE INSURANCE COMPANY. First Investors Life Insurance Company, 95 Wall Street, New York, New York 10005 ("First Investors Life"), a stock life insurance company incorporated under the laws of the State of New York in 1962, writes life insurance, annuities and accident and health insurance. First Investors Consolidated Corporation ("FICC"), a holding company, owns all of the voting common stock of First Investors Management Company, Inc. ("FIMCO" or "Adviser") and all of the outstanding stock of First Investors Life, First Investors Corporation ("FIC" or "Underwriter") and Administrative Data Management Corp., the transfer agent for First Investors Life Series Fund ("Life Series Fund"). Mr. Glenn O. Head and members of his family, control FICC and, therefore, the Adviser and First Investors Life.

      The following chart provides information about the Officers and Directors of First Investors Life.

---------------------------------------------------------------------------------------------------------------------------
Name                                 Office                       Principal Occupation for Last Five Years
---------------------------------------------------------------------------------------------------------------------------
Jay G. Baris                         Director                     Partner,  Kramer Levin  Naftalis & Frankel LLP, New York,
                                                                  Attorneys;   Secretary  and  Counsel,   First   Investors
                                                                  Federal Savings Bank, New Jersey.
---------------------------------------------------------------------------------------------------------------------------
Carol Lerner Brown                   Secretary                    Assistant Secretary, FIC; Secretary, FIMCO and FICC.
---------------------------------------------------------------------------------------------------------------------------
Carol E. Springsteen                 President and Director       Vice  President,  Individual  Policy  Services,  New York
                                                                  Life Insurance Company.
---------------------------------------------------------------------------------------------------------------------------
Glenn T. Dallas                      Director                     Retired since April 1996.
---------------------------------------------------------------------------------------------------------------------------
William H. Drinkwater                Director, Senior Vice        Senior Vice  President  and Chief  Actuary  since  August
                                     President and Chief          2003;   President  January  2000  -  August  2003,  First
                                     Actuary                      Investors  Life;  First Vice President and Chief Actuary,
                                                                  First Investors Life, prior thereto.
---------------------------------------------------------------------------------------------------------------------------
Lawrence M. Falcon                   Senior Vice President and    Senior Vice President and  Comptroller,  First  Investors
                                     Comptroller                  Life.
---------------------------------------------------------------------------------------------------------------------------
Richard H. Gaebler                   Director                     Consultant  January  2000 - May  2001;  President,  First
                                                                  Investors Life, prior thereto.
---------------------------------------------------------------------------------------------------------------------------
Glenn O. Head                        Chairman and Director        Chairman and Director, FICC, FIMCO and FIC.
---------------------------------------------------------------------------------------------------------------------------
Kathryn S. Head                      Director                     President and Director,  FICC and FIMCO;  Vice  President
                                                                  and  Director,   FIC;   Chairman  and   Director,   First
                                                                  Investors Federal Savings Bank.
---------------------------------------------------------------------------------------------------------------------------
Scott Hodes                          Director                     Partner, Bryan Cave LLP, Chicago, Illinois, Attorneys.
---------------------------------------------------------------------------------------------------------------------------
Mary Jane W. Kruzan                  Director                     Director, FIC.
---------------------------------------------------------------------------------------------------------------------------
William M. Lipkus                    Vice President and Chief     Chief  Financial  Officer,  FIC since  December 1997 and,
                                     Financial Officer            FICC since June 1997;  Vice  President,  First  Investors
                                                                  Life since May 1996;  Chief  Financial  Officer since May
                                                                  1998; Chief Accounting Officer since June 1992.

---------------------------------------------------------------------------------------------------------------------------
Joseph Rao                           Corporate Actuary            Corporate  Actuary  since  August  2003;  Chief  Actuary,
                                                                  First   Investors  Life  November  2000  -  August  2003;
                                                                  Actuary,   First  Investors  Life  from  October  1999  -
                                                                  November 2000;  Associate  Actuary,  New York Life, prior
                                                                  thereto.

---------------------------------------------------------------------------------------------------------------------------
Jackson Ream                         Director                     Retired since January 1999;  Senior Vice President,  Bank
                                                                  of America, NA, Dallas, Texas, prior thereto.
---------------------------------------------------------------------------------------------------------------------------
Leanne Russo                         Assistant Vice President     Assistant  Vice President  since  November  2000;  Senior
                                                                  Underwriter, First Investors Life, prior thereto.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Nelson Schaenen Jr.                  Director                     Retired  since  January  2002;  Partner,  Weiss,  Peck  &
                                                                  Greer, New York, Investment Managers, prior thereto.
---------------------------------------------------------------------------------------------------------------------------
Ada M. Suchow                        Vice President               Vice President, First Investors Life.
---------------------------------------------------------------------------------------------------------------------------
John T. Sullivan                     Director                     Director,   FIMCO  and  FIC;   Of  Counsel  to   Hawkins,
                                                                  Delafield & Wood, New York,  Attorneys,  until January 1,
                                                                  2004.
---------------------------------------------------------------------------------------------------------------------------
Clark D. Wagner                      Director                     Director of Fixed Income,  FIMCO;  Vice President,  First
                                                                  Investors   Multi-State  Insured  Tax  Free  Fund,  First
                                                                  Investors  New York  Insured Tax Free Fund,  Inc.,  First
                                                                  Investors  Government  Fund, Inc., First Investors Series
                                                                  Fund,  First  Investors  Insured  Tax Exempt  Fund,  Inc,
                                                                  First  Investors  Insured  Tax Exempt  Fund II, and First
                                                                  Investors Insured Intermediate Tax Exempt Fund.
---------------------------------------------------------------------------------------------------------------------------

      SEPARATE ACCOUNT ASSETS. First Investors Life Variable Annuity Fund C ("Separate Account C") was established on December 21, 1989. First Investors Life Variable Annuity Fund D ("Separate Account D") was established on April 8, 1997. Each Separate Account was established under the provisions of the New York Insurance Law. Each Separate Account's assets are segregated from the assets of First Investors Life, and that portion of each Separate Account's assets having a value equal to, or approximately equal to, the reserves and contract liabilities under the Contracts for the respective Separate Account, are not chargeable with liabilities arising out of any other business of First Investors Life. Each Separate Account is registered with the Securities and Exchange Commission ("Commission") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"), but such registration does not involve any supervision by the Commission of the management or investment practices or policies of the Separate Account.

      The assets of each Separate Account are invested at net asset value in shares of the corresponding series (each a "Fund" and collectively "Funds") of Life Series Fund. For example, the Blue Chip Subaccount invests in the Blue Chip Fund, the Government Subaccount invests in the Government Fund, and so on. The Life Series Fund's Prospectus describes the risks attendant to an investment in each Fund of Life Series Fund. The thirteen Funds of Life Series Fund are: Blue Chip Fund, Cash Management Fund, Discovery Fund, Focused Equity Fund, Government Fund, Growth Fund, High Yield Fund, International Securities Fund, Investment Grade Fund, Target Maturity 2007 Fund, Target Maturity 2010 Fund, Target Maturity 2015 Fund, and Value Fund (formerly Utilities Income Fund.)

                                    SERVICES

      CUSTODIAN.   First  Investors   Life,   subject  to  applicable  laws  and
regulations, is the custodian of the securities of the Subaccounts of Separate Account C and Separate Account D.

      INDEPENDENT PUBLIC ACCOUNTANTS. Tait, Weller & Baker, 1818 Market Street, Philadelphia, PA 19103, independent certified public accountants, has been selected as the independent accountants for Separate Account C and Separate Account D. First Investors Life pays Tait, Weller & Baker a fee for serving as the independent accountants for each Separate Account which is set by the Audit Committee of the Board of Directors of First Investors Life.

      UNDERWRITER. First Investors Life and each Separate Account have entered into an Underwriting Agreement with FIC. FIC, an affiliate of First Investors Life, and of the Adviser has its principal business address at 95 Wall Street, New York, New York 10005. For the fiscal years ending December 31, 2001, 2002 and 2003, FIC received fees from Separate Account C of $1,874,257, $1,126,313, and $861,173, respectively, in connection with the distribution of the Contracts in a continuous offering.

      For the fiscal years ending December 31, 2001, 2002 and 2003, FIC received fees for Separate Account D of $1,441,386, $956,933, and $930,507, respectively, in connection with the distribution of the contracts in a continuous offering.

      First Investors Life anticipates continuing to offer the Contracts of each Separate Account, but it intends to discontinue offering the Separate Account C Contracts in states where Separate Account D Contracts are available for sale. Existing Separate Account C Contract owners may continue to make additional premium payments to their existing Contracts even if new Contracts are not available in their state of residence.

      The Contracts for both Separate Accounts are sold by insurance agents licensed to sell variable annuities, who are registered representatives of the Underwriter or broker-dealers who have sales agreements with the Underwriter.

                                    VALUATION

      VALUE OF AN ACCUMULATION UNIT. For each Subaccount of Separate Account C and each Subaccount of Separate Account D, the value of an Accumulation Unit was arbitrarily initially set at $10.00. The value of an Accumulation Unit for any subsequent Valuation Period is determined by multiplying the value of an Accumulation Unit for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Accumulation Unit Value is being calculated (see Appendix I, Example B). The investment performance of each Fund, and expenses and deductions of certain charges affect the Accumulation Unit Value. The value of an Accumulation Unit for the Subaccounts may increase or decrease from Valuation Period to Valuation Period.

      NET INVESTMENT FACTOR. The Net Investment Factor for each Subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

(a)   is the net result of:

      (1) the net asset value per share of the applicable Fund determined at the end of the current Valuation Period, plus

      (2) the per share amount of any dividend or capital gains distributions made by the applicable Fund if the "ex-dividend" date occurs during the current Valuation Period.

(b) is the net asset value per share of the applicable Fund determined as of the end of the immediately preceding Valuation Period.

(c) is a factor representing the charges deducted for mortality and expense risks. For Separate Account C, such factor is equal on an annual basis to 1.00% of the daily net asset value of the applicable Subaccount. For Separate Account D, such factor is equal on an annual basis to 1.40% of the daily net assets value of the applicable Subaccount.

      The Net Investment Factor may be greater or less than one, and therefore, the value of an Accumulation Unit for any Subaccount may increase or decrease. (For an illustration of this calculation, see Appendix I, Example A.)

      VALUE OF AN ANNUITY UNIT. For each Subaccount of Separate Account C and each Subaccount of Separate Account D, the value of an Annuity Unit was arbitrarily initially set at $10.00. The value of an Annuity Unit for any subsequent Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor to offset the effect of an investment earnings rate of 3.5% per annum, which is assumed in the Annuity Tables contained in the Contract. (For an illustration of this calculation, see Appendix III, Example A.)

      AMOUNT OF ANNUITY PAYMENTS. When annuity payments are to commence, the Accumulated Value to be applied to a variable annuity option will be determined by multiplying the value of an Accumulation Unit for the Valuation Date on or immediately preceding the seventh day before the Annuity Commencement Date by the number of Accumulation Units owned. This seven day period is used to permit calculation of amounts of annuity payments and mailing of checks in advance of the due date. At that time any applicable Premium taxes not previously deducted may be deducted from the Accumulated Value to determine the net Accumulated Value. The resultant value is then applied to the Annuity Tables set forth in the Contract to determine the amount of the first monthly annuity payment. The Contract contains Annuity Tables setting forth the amount of the first monthly installment for each $1,000 of Accumulated Value applied. These Annuity Tables vary according to the Annuity Option selected by the Contractowner and according to the sex and adjusted age of the Annuitant and any Joint Annuitant at the Annuity Commencement Date. The Contract contains a formula for determining the adjusted age, and the Annuity Tables are determined from the Progressive Annuity Table with interest at 3.5% per year and assumes births prior to 1900, adjusted by a setback of four years of age for persons born 1900 and later and an additional setback of one year of age for each completed five years by which the year of birth is later than 1900. Annuity Tables used by other insurers may provide greater or less benefits to the Annuitant.

      The dollar amount of the first monthly Variable Payment, based on the Subaccount determined as above, is divided by the value of an Annuity Unit for the Subaccount for the Valuation Date on or immediately preceding the seventh day before the Annuity Commencement Date to establish the number of Annuity Units representing each monthly payment under the Subaccount. This seven day period is used to permit calculation of amounts of annuity payments and mailing of checks in advance of the due date. This number of Annuity Units remains fixed for all variable annuity payments. The dollar amount of the second and subsequent variable annuity payments is determined by multiplying the fixed number of Annuity Units for the Subaccount by the applicable value of an Annuity Unit Value for the Valuation Date on or immediately preceding the seventh day before the due date of the payment. The value of an Annuity Unit will vary with the investment performance of the corresponding Fund, and, therefore, the dollar amount of the second and subsequent variable annuity payments may change from month to month. (For an illustration of the calculation of the first and subsequent Variable Payments, see Appendix III, Examples B, C and D.)

      A fixed annuity provides annuity payments which remain fixed as to dollar amount throughout the payment period and is based on an assumed interest rate of 3.5% per year built into the Annuity Tables in the Contract.

                                OTHER INFORMATION

      TIME OF PAYMENTS. All payments due under the Contracts will ordinarily be made within seven days of the payment due date or within seven days after the date of receipt of a request for partial surrender or termination. However, First Investors Life reserves the right to suspend or postpone the date of any payment due under the Contracts (1) for any period during which the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings) or during which trading on the NYSE, as determined by the Commission, is restricted; (2) for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held by the Fund are not reasonably practical or it is not reasonably practical to determine the value of the Fund's net assets; or (3) for such other periods as the Commission may by order permit for the protection of security holders or as may be permitted under the 1940 Act.

      REPORTS TO CONTRACTOWNERS. First Investors Life will mail to each Contractowner, at the last known address of record at the Home Office of First Investors Life, at least annually, a report containing such information as may be required by any applicable law or regulation and a statement of the Accumulation Units credited to the Contract for each Subaccount and the Accumulation Unit Values. In addition, latest available reports of Life Series Fund will be mailed to each Contractowner.

      ASSIGNMENT. Any amounts payable under the Contracts may not be commuted, alienated, assigned or otherwise encumbered before they are due. To the extent permitted by law, no such payments shall be subject in any way to any legal process to subject them to payment of any claims against any Annuitant, Joint Annuitant or Beneficiary. The Contracts may be assigned. No assignment of a Contract shall be binding on First Investors Life unless such assignment is in writing and is filed with First Investors Life at its home office.

                             PERFORMANCE INFORMATION

      The average annual total return for the periods ended December 31, 2003 for each Subaccount is set forth in the tables below. Each Subaccount's "average annual total return" ("T") is an average annual compounded rate of return. The calculation produces an average annual total return for the number of years measured. It is the rate of return based on factors which include a hypothetical initial investment of $1,000 ("P" in the formula below) over a number of years ("n") with an Ending Redeemable Value ("ERV") of that investment, according to the following formula:

                  T=[(ERV/P)^1/n]-1

      The return data for Separate Account C assumes the payment of the maximum sales charge of 7.00% (as a percentage of the purchase payment) on the initial investment and the payment of the Mortality and Expense Risk Charges of 1.00% ("P"). The return data for Separate Account D assumes the payment of the applicable CDSC imposed on a surrender of purchase payments for the applicable period, the payment of applicable Mortality and Expense Risk and Administrative charges of 1.40% ("P"), and the payment of the $30 annual contract maintenance charge. For each Subaccount, the return data assumes that during the period covered all dividends and capital gain distributions are paid at net asset value per Accumulation Unit, and that the investment is redeemed at the end of the period.

                               SEPARATE ACCOUNT C

AVERAGE ANNUAL TOTAL RETURN(1)

                                                                                                              LIFE OF
                                                    ONE YEAR           FIVE YEARS         TEN YEARS        SUBACCOUNT(2)
                                              ------------------------------------------------------------------------------
BLUE CHIP SUBACCOUNT                                 16.19%              -4.61%              6.13%              N/A
CASH MANAGEMENT SUBACCOUNT                           -7.43%               0.71%              2.26%              N/A
DISCOVERY SUBACCOUNT                                 28.21%              -1.99%              3.57%              N/A
FOCUS EQUITY SUBACCOUNT                              17.60%                N/A                N/A             -7.88%
GOVERNMENT SUBACCOUNT                                -4.99%               3.68%              4.32%              N/A
GROWTH SUBACCOUNT                                    18.94%              -0.53%              8.72%              N/A
HIGH YIELD SUBACCOUNT                                16.14%               1.60%              4.72%              N/A
INTERNATIONAL SECURITIES SUBACCOUNT                  22.02%              -1.10%              6.12%              N/A
INVESTMENT GRADE SUBACCOUNT                           0.00%               3.59%              4.91%              N/A
TARGET MATURITY 2007 SUBACCOUNT                      -6.18%               3.36%               N/A              6.57%
TARGET MATURITY 2010 SUBACCOUNT                      -5.31%               3.98%               N/A              7.22%
TARGET MATURITY 2015 SUBACCOUNT                      -4.94%                N/A                N/A              7.69%
VALUE SUBACCOUNT                                     17.47%              -3.81%              3.86%              N/A

----------

(1) The return figures assume the current maximum sales charge of 7.00%. Prior to December 30, 1991, the maximum sales charge for Separate Account C was 7.25%. Some of the expenses for the underlying Funds were waived or reimbursed from commencement of operations through December 31, 2003. Accordingly, return figures for the Subaccounts are higher than they would have been had such expenses not been waived or reimbursed.

(2) The inception dates for the Subaccounts are as follows: Blue Chip Subaccount, Cash Management Subaccount, Discovery Subaccount, Growth Subaccount, High Yield Subaccount and International Securities Subaccount - October 16, 1990; Government Subaccount and Investment Grade Subaccount - January 7, 1992; Value Subaccount - November 16, 1993; Target Maturity 2007 Subaccount - April 24, 1995; Target Maturity 2010 Subaccount - April 29, 1996; and Focused Equity Subaccount and Target Maturity 2015 Subaccount - November 8, 1999. Only those subaccounts with less than ten years of performance information are included in this column. The Accumulation Unit Value for each Subaccount was initially set at $10.00.

                               SEPARATE ACCOUNT D

AVERAGE ANNUAL TOTAL RETURN(1)

                                                                                  LIFE OF
                                                    ONE YEAR              FIVE YEARS SUBACCOUNT(2)
                                              ----------------------------------------------------------
BLUE CHIP SUBACCOUNT                                 15.62%              -4.33%            -0.57%
CASH MANAGEMENT SUBACCOUNT                           -7.91%               1.04%             1.90%
DISCOVERY SUBACCOUNT                                 27.59%              -1.68%            -0.59%
FOCUS EQUITY SUBACCOUNT                              17.02%                N/A             -7.89%
GOVERNMENT SUBACCOUNT                                -5.48%               4.04%             4.68%
GROWTH SUBACCOUNT                                    18.36%              -0.20%             4.13%
HIGH YIELD SUBACCOUNT                                15.57%               1.94%             2.57%
INTERNATIONAL SECURITIES SUBACCOUNT                  21.42%              -0.78%             0.79%
INVESTMENT GRADE SUBACCOUNT                           0.56%               3.95%             4.93%
TARGET MATURITY 2007 SUBACCOUNT                      -6.66%               3.71%             6.05%
TARGET MATURITY 2010 SUBACCOUNT                      -5.80%               4.55%             6.56%
TARGET MATURITY 2015 SUBACCOUNT                      -5.43%                N/A              9.03%
VALUE SUBACCOUNT                                     16.89%              -3.52%             1.40%

----------

(1) Some of the expenses for the underlying Funds were waived or reimbursed from commencement of operations through December 31, 2003. Accordingly, return figures for the Subaccounts are higher than they would have been had such expenses not been waived or reimbursed.

(2) The inception dates for the Subaccounts, except for Focused Equity Subaccount and Target Maturity 2015 Subaccount is July 28, 1997. The Focused Equity and Target Maturity 2015 Subaccounts commenced operations on November 8, 1999. The Accumulation Unit Value for each Subaccount was initially set at $10.00.

                        RELEVANCE OF FINANCIAL STATEMENTS

      The values of the interests of Contractowners under the variable portion of the Contracts will be affected solely by the investment results of each Separate Account's Subaccounts. The financial statements of First Investors Life as contained herein should be considered only as bearing upon First Investors Life's ability to meet its obligations to Contractowners under the Contracts, and they should not be considered as bearing on the investment performance of the Subaccounts.

                                   APPENDICES

                                   APPENDIX I

                                    EXAMPLE A
                    FORMULA AND ILLUSTRATION FOR DETERMINING
                    THE NET INVESTMENT FACTOR OF A SUBACCOUNT
                              OF SEPARATE ACCOUNT C

Net Investment Factor = A + B
                        -----  - D
                          C

Where:

A = The Net Asset Value of a Fund share as of the end of the current
    Valuation Period.

    Assume.........................................................................  =       $8.51000000

B = The per share amount of any dividend or capital gains distribution since the end of the immediately preceding Valuation Period.

    Assume.........................................................................  =                 0

C = The Net Asset Value of a Fund share as of the end of the immediately preceding Valuation Period.

    Assume.........................................................................  =       $8.39000000

D = The daily deduction for mortality and expense risks, which totals 1.0% on an annual basis.

    On a daily basis...............................................................  =         .00002740

Then, the Net Investment Factor = 8.51000000 + 0
                                  --------------  -  .00002740.....................  =        1.01427534
                                  8.39000000

                    FORMULA AND ILLUSTRATION FOR DETERMINING
                    THE NET INVESTMENT FACTOR OF A SUBACCOUNT
                              OF SEPARATE ACCOUNT D

Net Investment Factor = A + B
                        -----  - D
                          C

Where:

A = The Net Asset Value of a Fund share as of the end of the current
    Valuation Period.

    Assume.........................................................................  =       $8.51000000

B = The per share amount of any dividend or capital gains distribution since the end of the immediately preceding Valuation Period.

    Assume.........................................................................  =                 0

C = The Net Asset Value of a Fund share as of the end of the immediately preceding Valuation Period.

    Assume.........................................................................  =       $8.39000000

D = The daily deduction for mortality and expense risks and administration, which totals 1.4% on an annual basis.

    On a daily basis...............................................................  =         .00003836

Then, the Net Investment Factor = 8.51000000 + 0
                                  --------------  -  .00003836.....................  =        1.01426438
                                  8.39000000

                                    EXAMPLE B
                    FORMULA AND ILLUSTRATION FOR DETERMINING
                     ACCUMULATION UNIT VALUE OF A SUBACCOUNT
                              OF SEPARATE ACCOUNT C

Accumulation Unit Value = A x B
Where:

A = The Accumulation Unit Value for the immediately preceding Valuation
    Period.

    Assume.........................................................................  =       $1.46328760

B = The Net Investment Factor for the current Valuation Period.

    Assume.........................................................................  =        1.01427534

Then, the Accumulation Unit Value = $1.46328760 x 1.01427534.......................  =        1.48417653

                    FORMULA AND ILLUSTRATION FOR DETERMINING
                     ACCUMULATION UNIT VALUE OF A SUBACCOUNT
                              OF SEPARATE ACCOUNT D

Accumulation Unit Value = A x B
Where:

A = The Accumulation Unit Value for the immediately preceding Valuation
    Period.

    Assume.........................................................................  =       $1.46328760

B = The Net Investment Factor for the current Valuation Period.

    Assume.........................................................................  =        1.01426438

Then, the Accumulation Unit Value = $1.46328760 x 1.01426438.......................  =        1.48416049

                                   APPENDIX II

                                    EXAMPLE A
                    FORMULA AND ILLUSTRATION FOR DETERMINING
                           DEATH BENEFIT PAYABLE UNDER
                    ANNUITY OPTION 4-UNIT REFUND LIFE ANNUITY
                  FOR SEPARATE ACCOUNT C AND SEPARATE ACCOUNT D

Upon the death of the Annuitant, the designated Beneficiary under this option will receive under a Separate Account a lump sum death benefit of the then dollar value of a number of Annuity Units computed using the following formula:

Annuity Units Payable = A               A
                        --  - (CxD), if -- is  greater than CxD
                        B               B

Where:

A = The Net Accumulated Value applied on the Annuity Commencement Date to purchase the Variable Annuity.

    Assume.........................................................................  =        $20,000.00

B = The Annuity Unit Value at the Annuity Commencement Date.

    Assume.........................................................................  =       $1.08353012

C = The number of Annuity Units represented by each payment made.

    Assume.........................................................................  =      116.61488844

D = The total number of monthly Variable Annuity Payments made prior to the Annuitant's death.

    Assume.........................................................................  =                30

Then the number of Annuity Units Payable:

                      $20,000.00
                     -----------   -  (116.61488844 x 30)
                     $1.08353012

                 =   18,458.18554633  -  3,498.44665320

                 =   14,959.73889313

If the value of an Annuity Unit on the date of receipt of notification of death was $1.12173107 then the amount of the death benefit under the Separate Account would be:

      14,959.73889313 x $1.12173107 = $16,780.80

                                  APPENDIX III

                                    EXAMPLE A

                    FORMULA AND ILLUSTRATION FOR DETERMINING
                              ANNUITY UNIT VALUE OF
                    SEPARATE ACCOUNT C AND SEPARATE ACCOUNT D

Annuity Unit Value = A x B x C

Where:

A = Annuity Unit Value of the immediately preceding Valuation Period.

    Assume.........................................................................  =       $1.10071211

B = Net Investment Factor for the Valuation Period for which the Annuity
    Unit is being calculated.

    Assume.........................................................................  =        1.00083530

C = A factor to neutralize the assumed interest rate of 3 1/2% built into the Annuity Tables used.

    Daily factor equals............................................................  =        0.99990575

Then, the Annuity Value is:

      $1.10071211 x 1.00083530 x 0.99990575 = $1.10152771

                                    EXAMPLE B

                    FORMULA AND ILLUSTRATION FOR DETERMINING
              AMOUNT OF FIRST MONTHLY VARIABLE ANNUITY PAYMENT FROM
                    SEPARATE ACCOUNT C AND SEPARATE ACCOUNT D

First Monthly Variable Annuity Payment =    A
                                         ------  x B
                                         $1,000

Where:

A = The Net Accumulated Value allocated to Separate Account C for the
    Valuation Date on or immediately preceding the seventh day before the Annuity Commencement Date.

    Assume.........................................................................  =        $20,000.00

B = The Annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the Annuitant according to the Annuity Tables contained in the Contract.

    Assume.........................................................................  =             $6.40

Then, the first Monthly Variable Payment = $20,000
                                           ------- x $6.40 = $128.00
                                           $1,000

                                    EXAMPLE C

                    FORMULA AND ILLUSTRATION FOR DETERMINING
    THE NUMBER OF ANNUITY UNITS FOR SEPARATE ACCOUNT C AND SEPARATE ACCOUNT D
              REPRESENTED BY EACH MONTHLY VARIABLE ANNUITY PAYMENT

Number of Annuity Units =   A
                           ---
                            B

Where:

A = The dollar amount of the first monthly Variable Annuity Payment.

    Assume.........................................................................  =           $128.00

B = The Annuity Unit Value for the Valuation Date on or immediately preceding the seventh day before the Annuity Commencement Date.

    Assume.........................................................................  =       $1.09763000

Then, the number of Annuity Units =    $128.00
                                    -----------   = 116.61488844
                                    $1.09763000

                                    EXAMPLE D

                    FORMULA AND ILLUSTRATION FOR DETERMINING
              THE AMOUNT OF SECOND AND SUBSEQUENT MONTHLY VARIABLE
         ANNUITY PAYMENTS FROM SEPARATE ACCOUNT C AND SEPARATE ACCOUNT D

Second Monthly Variable Annuity Payment = A x B

Where:

A = The Number of Annuity Units represented by each monthly
    Variable Annuity Payment.

    Assume.........................................................................  =      116.61488844

B = The Annuity Unit Value for the Valuation Date on or immediately preceding the seventh day before the date on which the second (or subsequent) Variable Annuity Payment is due.

    Assume.........................................................................  =       $1.11834234

Then, the second monthly Variable Annuity Payment = 116.61488844 x $1.11834234 = $130.42

The above example was based upon the assumption of an increase in the Annuity Unit Value since the initial Variable Annuity Payment due to favorable investment results of the Separate Account and the Fund. If the investment results were less favorable, a decrease in the Annuity Unit Value and in the second monthly Variable Annuity Payment could result. Assume B above was $1.08103230.

Then, the second monthly Variable Annuity Payment = 116.61488844 x $1.08103230 = $126.06

                           Financial Statements as of
                                December 31, 2003

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The Board of Directors
First Investors Life Insurance Company
New York, New York

      We have audited the statement of assets and liabilities of First Investors Life Variable Annuity Fund C (a separate account of First Investors Life Insurance Company, registered as a unit investment trust under the Investment Company Act of 1940), as of December 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Investors Life
Variable Annuity Fund C as of December 31, 2003, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                /s/ Tait, Weller & Baker
                                                TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
March 5, 2004

                              FIRST INVESTORS LIFE
                             VARIABLE ANNUITY FUND C

                       STATEMENT OF ASSETS AND LIABILITIES

                                DECEMBER 31, 2003

ASSETS
  Investments at net asset value (Note 3):
    First Investors Life Series Fund ..........................     $412,506,635
  Cash ........................................................           44,174
                                                                    ------------
        Total Assets ..........................................     $412,550,809
                                                                    ------------

LIABILITIES
  Payable to First Investors Life Insurance Company ...........          338,606
  Other Liabilities ...........................................           44,174
                                                                    ------------
        Total Liabilities .....................................          382,780
                                                                    ------------

NET ASSETS ....................................................     $412,168,029
                                                                    ============

Net assets represented by Contracts in accumulation period ....     $412,168,029
                                                                    ============

See notes to financial statements.

                              FIRST INVESTORS LIFE
                             VARIABLE ANNUITY FUND C

                             STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME
  Income:
    Dividends ...............................................      $  7,611,668
                                                                   ------------

        Total income ........................................         7,611,668
                                                                   ------------

  Expenses:
    Mortality and expense risks (Note 4) ....................         3,802,915
                                                                   ------------

        Total expenses ......................................         3,802,915
                                                                   ------------

NET INVESTMENT INCOME .......................................         3,808,753
                                                                   ------------

UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS
  Beginning of year .........................................       (60,558,314)
  End of year ...............................................        13,622,752
                                                                   ------------

Change in unrealized appreciation on investments ............        74,181,066
                                                                   ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........      $ 77,989,819
                                                                   ============

See notes to financial statements.

                              FIRST INVESTORS LIFE
                             VARIABLE ANNUITY FUND C

                       STATEMENT OF CHANGES IN NET ASSETS

                            YEARS ENDED DECEMBER 31,

                                                                               2003              2002
                                                                          -------------     -------------
Increase (Decrease) in Net Assets
    From Operations
       Net investment income .........................................    $   3,808,753     $   3,069,467
       Change in unrealized appreciation (depreciation) on investments       74,181,066       (93,434,516)
                                                                          -------------     -------------

       Net increase (decrease) in net assets resulting from operations       77,989,819       (90,365,049)
                                                                          -------------     -------------

    From Unit Transactions
       Net insurance premiums ........................................       15,837,252        20,515,539
       Contract payments .............................................      (49,407,860)      (70,761,668)
                                                                          -------------     -------------

       Decrease in net assets derived from unit transactions .........      (33,570,608)      (50,246,129)
                                                                          -------------     -------------

          Net increase (decrease) in net assets ......................       44,419,211      (140,611,178)
Net Assets
    Beginning of year ................................................      367,748,818       508,359,996
                                                                          -------------     -------------
    End of year ......................................................    $ 412,168,029     $ 367,748,818
                                                                          =============     =============

See notes to financial statements.

                              FIRST INVESTORS LIFE
                             VARIABLE ANNUITY FUND C

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2003

NOTE 1 -- ORGANIZATION

First Investors Life Variable Annuity Fund C (Separate Account C), a unit investment trust registered under the Investment Company Act of 1940 (the 1940
Act), is a segregated investment account established by First Investors Life Insurance Company (FIL). Assets of Separate Account C have been used to purchase shares of First Investors Life Series Fund (the Fund), an open-end diversified management investment company registered under the 1940 Act.

NOTE 2 -- SIGNIFICANT ACCOUNTING PRACTICES

INVESTMENTS

            Shares of the Fund held by Separate Account C are valued at net asset value per share. All distributions received from the Fund are reinvested to purchase additional shares of the Fund at net asset value.

FEDERAL INCOME TAXES

            Separate Account C is not taxed separately because its operations are part of the total operations of FIL, which is taxed as a life insurance company under the Internal Revenue Code. Separate Account C will not be taxed as a regulated investment company under Subchapter M of the Code. Under existing Federal income tax law, no taxes are payable on the investment income or on the capital gains of Separate Account C.

NOTE 3 -- INVESTMENTS

Investments consist of the following:

                                                   NET ASSET     MARKET
                                         SHARES      VALUE        VALUE            COST
                                         ------      -----        -----            ----
First Investors Life Series Fund
    Cash Management ............       4,859,765    $ 1.00    $  4,859,765    $  4,859,765
    High Yield .................       2,561,649      8.50      21,763,987      26,671,865
    Growth .....................       3,420,702     30.62     104,752,272      83,892,265
    Discovery ..................       2,264,448     21.75      49,244,420      56,890,820
    Blue Chip ..................       4,687,819     18.91      88,630,082      88,961,729
    International Securities ...       2,173,265     16.38      35,607,086      34,789,779
    Focused Equity .............         492,496      7.92       3,898,279       5,091,741
    Government .................       1,363,275     10.59      14,433,538      13,902,251
    Investment Grade ...........       1,812,430     11.87      21,517,931      19,548,367
    Value ......................       2,744,085     11.99      32,899,342      37,198,159
    Target Maturity 2007 .......       1,415,679     14.07      19,913,617      15,022,125
    Target Maturity 2010 .......         637,657     15.18       9,679,350       7,471,807
    Target Maturity 2015 .......         386,300     13.74       5,306,966       4,583,210
                                                              ------------    ------------
                                                              $412,506,635    $398,883,883
                                                              ============    ============

The High Yield Series' investments in high yield securities whether rated or unrated may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower yielding, higher rated, fixed income securities.

NOTE 4 -- MORTALITY AND EXPENSE RISKS AND DEDUCTIONS

In consideration for its assumption of the mortality and expense risks connected with the Variable Annuity Contracts, FIL deducts an amount equal on an annual basis to 1.00% of the daily net asset value of Separate Account C. The deduction for the year ended December 31, 2003 was $3,802,915. An additional administrative charge of $7.50 may be deducted annually by FIL from the Accumulated Value of Deferred Annuity Contracts which have an Accumulated Value of less than $1,500 due to partial surrenders. There was no deduction under this provision during 2003.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The Board of Directors
First Investors Life Insurance Company
New York, New York

      We have audited the statement of assets and liabilities of First Investors Life Variable Annuity Fund D (a separate account of First Investors Life Insurance Company, registered as a unit investment trust under the Investment Company Act of 1940), as of December 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Investors Life
Variable Annuity Fund D as of December 31, 2003, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                /s/ Tait, Weller & Baker
                                                TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
March 5, 2004

FIRST INVESTORS LIFE
                             VARIABLE ANNUITY FUND D

                       STATEMENT OF ASSETS AND LIABILITIES

                                DECEMBER 31, 2003

ASSETS
  Investments at net asset value (Note 3):
    First Investors Life Series Fund ..........................     $159,442,841
                                                                    ------------

LIABILITIES
  Payable to First Investors Life Insurance Company ...........          183,097
  Other Liabilities ...........................................        4,153,085
                                                                    ------------
        Total Liabilities .....................................        4,336,182
                                                                    ------------

NET ASSETS ....................................................     $155,106,659
                                                                    ============

Net assets represented by Contracts in accumulation period ....     $155,106,659
                                                                    ============

See notes to financial statements.

                              FIRST INVESTORS LIFE
                             VARIABLE ANNUITY FUND D

                             STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME
  Income:
    Dividends ...............................................      $  3,081,219
                                                                   ------------

        Total income ........................................         3,081,219
                                                                   ------------

  Expenses:
    Mortality and expense risks (Note 4) ....................         1,998,157
    Administrative Charges (Note 4) .........................            81,780
                                                                   ------------

        Total expenses ......................................         2,079,937
                                                                   ------------

NET INVESTMENT INCOME .......................................         1,001,282
                                                                   ------------

UNREALIZED DEPRECIATION ON INVESTMENTS
  Beginning of period .......................................       (54,297,271)
  End of period .............................................       (29,724,189)
                                                                   ------------

Change in unrealized depreciation on investments ............        24,573,082
                                                                   ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........      $ 25,574,364
                                                                   ============

See notes to financial statements.

                              FIRST INVESTORS LIFE
                             VARIABLE ANNUITY FUND D

                       STATEMENTS OF CHANGES IN NET ASSETS

                            YEARS ENDED DECEMBER 31,

                                                                               2003              2002
                                                                               ----              ----
Increase in Net Assets
    From Operations
       Net investment income .........................................    $   1,001,282     $     424,126
       Change in unrealized depreciation on investments ..............       24,573,082       (25,954,938)
                                                                          -------------     -------------

       Net increase (decrease) in net assets resulting from operations      25,574 ,364       (25,530,812)
                                                                          -------------     -------------

    From Unit Transactions
       Net insurance premiums ........................................       17,340,189        18,655,280
       Contract payments .............................................      (15,688,921)      (10,819,171)
                                                                          -------------     -------------

       Increase in net assets derived from unit transactions .........        1,651,268         7,836,109
                                                                          -------------     -------------

          Net increase (decrease) in net assets ......................       27,225,632       (17,694,703)

Net Assets
    Beginning of year ................................................      127,881,027       145,575,730
                                                                          -------------     -------------
    End of year ......................................................    $ 155,106,659     $ 127,881,027
                                                                          =============     =============

See notes to financial statements.

                              FIRST INVESTORS LIFE
                             VARIABLE ANNUITY FUND D

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2003

NOTE 1 -- ORGANIZATION

First Investors Life Variable Annuity Fund D (Separate Account D), a unit investment trust registered under the Investment Company Act of 1940 (the 1940
Act), is a segregated investment account established by First Investors Life Insurance Company (FIL). Assets of Separate Account D have been used to purchase shares of First Investors Life Series Fund (the Fund), an open-end diversified management investment company registered under the 1940 Act.

NOTE 2 -- SIGNIFICANT ACCOUNTING PRACTICES

INVESTMENTS

            Shares of the Fund held by Separate Account D are valued at net asset value per share. All distributions received from the Fund are reinvested to purchase additional shares of the Fund at net asset value.

FEDERAL INCOME TAXES

            Separate Account D is not taxed separately because its operations are part of the total operations of FIL, which is taxed as a life insurance company under the Internal Revenue Code. Separate Account D will not be taxed as a regulated investment company under Subchapter M of the Code. Under existing Federal income tax law, no taxes are payable on the investment income or on the capital gains of Separate Account D.

NOTE 3 -- INVESTMENTS

Investments consist of the following:

                                                      NET ASSET       MARKET
                                          SHARES        VALUE         VALUE             COST
                                          ------        -----         -----             ----
First Investors Life Series Fund
    Cash Management ............        3,144,085      $ 1.00     $  3,144,085     $  3,144,085
    High Yield .................        1,043,225        8.50        8,863,313        9,835,752
    Growth .....................        1,252,335       30.62       38,350,296       44,353,798
    Discovery ..................          654,159       21.75       14,225,850       18,966,247
    Blue Chip ..................        1,606,737       18.91       30,377,701       43,374,067
    International Securities ...          606,064       16.38        9,929,831       13,293,134
    Focused Equity .............          289,921        7.92        2,294,827        2,744,804
    Government .................          637,052       10.59        6,744,726        6,522,616
    Investment Grade ...........          896,994       11.87       10,649,487       10,070,497
    Value ......................        1,079,838       11.99       12,946,378       17,525,642
    Target Maturity 2007 .......          569,718       14.07        8,013,930        7,165,025
    Target Maturity 2010 .......          455,887       15.18        6,920,160        5,868,930
    Target Maturity 2015 .......          508,246       13.74        6,982,257        6,302,433
                                                                  ------------     ------------
                                                                  $159,442,841     $189,167,030
                                                                  ============     ============

The High Yield Series' investments in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower yielding, higher rated, fixed income securities.

NOTE 4 -- MORTALITY AND EXPENSE RISKS AND DEDUCTIONS

In consideration for its assumption of the mortality and expense risks connected with the Variable Annuity Contracts, FIL deducts an amount equal on an annual basis to 1.25% of the daily net asset value of Separate Account D. An additional administrative charge equal on an annual basis to 0.15% of the daily net asset value is deducted. The total of these deductions in 2003 was $1,998,157.

      An annual contract maintenance charge of $30 is deducted from the accumulated value of the contract on the last business day of the contract year or on the date of surrender of the contract, if earlier. The deduction for the year ended December 31, 2003 was $81,780.

The Variable Annuity Contracts are sold without an initial sales charge, but at the time of a full or partial surrender of the Contract, they may be subject to a contingent deferred sales charge ("CDSC") of 0% to 7% of the value of the Accumulation Units surrendered.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

The Board of Directors
First Investors Life Insurance Company
New York, New York

We have audited the accompanying balance sheets of First Investors Life Insurance Company as of December 31, 2003 and 2002, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Investors Life Insurance Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

                                              /s/ Tait, Weller & Baker
                                              TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
March 5, 2004

                     FIRST INVESTORS LIFE INSURANCE COMPANY
                                  BALANCE SHEET

                                     ASSETS
                                                                 DECEMBER 31, 2003   DECEMBER 31, 2002
                                                                 -----------------   -----------------
Investments (note 2):
  Available-for-sale securities ............................      $  191,160,424      $  173,760,559
  Held-to-maturity securities ..............................           3,647,942           9,164,501
  Short term investments ...................................           7,722,793           2,652,654
  Policy loans .............................................          40,447,782          38,610,708
                                                                  --------------      --------------

     Total investments .....................................         242,978,941         224,188,422

Cash .......................................................             994,870           1,765,905
Premiums and other receivables, net of allowances of
  $30,000 in 2003 and 2002 .................................           6,379,382           7,452,405
Accrued investment income ..................................           3,686,080           3,609,000
Deferred policy acquisition costs (note 6) .................          29,579,577          25,703,522
Furniture, fixtures and equipment, at cost, less accumulated
  depreciation of $1,185,875 in 2003 and $952,875 in 2002 ..              38,360             266,768
Other assets ...............................................              56,812              50,359
Separate account assets ....................................         893,885,447         738,287,782
                                                                  --------------      --------------

     Total assets ..........................................      $1,177,599,469      $1,001,324,163
                                                                  ==============      ==============

                      LIABILITIES AND STOCKHOLDER'S EQUITY

LIABILITIES:
Policyholder account balances (note 6) .....................      $  153,365,650      $  144,231,437
Claims and other contract liabilities ......................          17,120,464          17,073,911
Accounts payable and accrued liabilities ...................           4,200,155           5,126,176
Deferred Federal income taxes (note 7) .....................           2,787,000             405,000
Separate account liabilities ...............................         893,885,447         738,287,782
                                                                  --------------      --------------

     Total liabilities .....................................       1,071,358,716         905,124,306
                                                                  --------------      --------------

STOCKHOLDER'S EQUITY:
Common Stock, par value $4.75; authorized,
  issued and outstanding 534,350 shares ....................           2,538,163           2,538,163
Additional paid in capital .................................           6,496,180           6,496,180
Accumulated other comprehensive income (note 2) ............           4,014,000           2,847,000
Retained earnings ..........................................          93,192,410          84,318,514
                                                                  --------------      --------------

     Total stockholder's equity ............................         106,240,753          96,199,857
                                                                  --------------      --------------

     Total liabilities and stockholder's equity ............      $1,177,599,469      $1,001,324,163
                                                                  ==============      ==============

See accompanying notes to financial statements.

                     FIRST INVESTORS LIFE INSURANCE COMPANY
                               STATEMENT OF INCOME

                                                             YEAR ENDED        YEAR ENDED         YEAR ENDED
                                                         DECEMBER 31, 2003  DECEMBER 31,2002   DECEMBER 31,2001
                                                         -----------------  ----------------   ----------------
REVENUES
  Policyholder fees ..................................      $ 23,613,902      $ 24,615,450      $ 27,350,711
  Premiums ...........................................         6,267,990         5,935,371         5,519,667
  Investment income (note 2) .........................        12,701,287        12,752,192        13,326,579
  Realized gain (loss) on investments ................         1,840,774         1,887,986        (1,765,960)
  Other income .......................................           650,720           776,124           813,261
                                                            ------------      ------------      ------------

     Total income ....................................        45,074,673        45,967,123        45,244,258
                                                            ------------      ------------      ------------
BENEFITS AND EXPENSES
  Benefits and increases in contract liabilities .....        11,221,789        11,339,612        10,461,474
  Dividends to policyholders .........................         1,047,460         1,177,236         1,475,800
  Amortization of deferred acquisition costs (note 6)            641,515         3,424,169         3,795,790
  Commissions and general expenses ...................        17,021,013        17,489,085        17,418,638
                                                            ------------      ------------      ------------
     Total benefits and expenses .....................        29,931,777        33,430,102        33,151,702
                                                            ------------      ------------      ------------

Income before Federal income tax .....................        15,142,896        12,537,021        12,092,556

Federal income tax (note 7):
  Current ............................................         3,488,000         2,307,000         4,656,000
  Deferred ...........................................         1,781,000         2,021,000          (575,000)
                                                            ------------      ------------      ------------

                                                               5,269,000         4,328,000         4,081,000
                                                            ------------      ------------      ------------

Net Income ...........................................      $  9,873,896      $  8,209,021      $  8,011,556
                                                            ============      ============      ============

Income per share, based on 534,350 shares outstanding       $      18.48      $      15.36      $      14.99
                                                            ============      ============      ============

See accompanying notes to financial statements.

                     FIRST INVESTORS LIFE INSURANCE COMPANY
                        STATEMENT OF STOCKHOLDER'S EQUITY

                                                            YEAR ENDED          YEAR ENDED         YEAR ENDED
                                                        DECEMBER 31,2003    DECEMBER 31,2002   DECEMBER 31, 2001
                                                        ----------------    ----------------   -----------------
Balance at beginning of year .......................      $  96,199,857       $  87,032,836      $  77,629,280
                                                          -------------       -------------      -------------
Dividends Paid .....................................         (1,000,000)                 --                 --
Net income .........................................          9,873,896           8,209,021          8,011,556
Other comprehensive income
  Increase (decrease) in unrealized holding gains on
  available-for-sale securities ....................          1,167,000             958,000          1,392,000
                                                          -------------       -------------      -------------
Comprehensive income ...............................         11,040,896           9,167,021          9,403,556
                                                          -------------       -------------      -------------

Balance at end of year .............................      $ 106,240,753       $  96,199,857      $  87,032,836
                                                          =============       =============      =============

                             STATEMENT OF CASH FLOWS

                                                           YEAR ENDED          YEAR ENDED         YEAR ENDED
                                                        DECEMBER 31, 2003   DECEMBER 31, 2002  DECEMBER 31,2001
                                                        -----------------   -----------------  ----------------
Increase (decrease) in cash:
  Cash flows from operating activities:
     Policyholder fees received ....................      $  23,575,148       $  25,277,005      $  27,025,345
     Premiums received .............................          6,253,490           6,363,530          4,872,269
     Amounts received on policyholder accounts .....         68,598,540          75,588,897         93,535,909
     Investment income received ....................         14,095,688          13,663,340         13,078,850
     Other receipts ................................            100,415              58,616             43,976
     Benefits and contract liabilities paid ........        (71,108,219)        (79,291,078)       (97,450,905)
     Commissions and general expenses paid .........        (24,594,956)        (24,509,281)       (25,255,106)
                                                          -------------       -------------      -------------

     Net cash provided by operating activities .....         16,920,106          17,151,029         15,850,338
                                                          -------------       -------------      -------------

  Cash flows from investing activities:
     Proceeds from sale of investment securities ...         77,664,530         142,414,044         49,570,853
     Purchase of investment securities .............        (92,514,005)       (156,927,259)       (63,212,010)
     Purchase of furniture, equipment and other assets           (4,592)           (258,868)          (435,715)
     Net increase in policy loans ..................         (1,837,074)         (1,044,773)        (3,439,774)
     Investment in Separate Account ................                 --                  --            637,797
                                                          -------------       -------------      -------------

     Net cash used for investing activities ........        (16,691,141)        (15,816,856)       (16,878,849)
                                                          -------------       -------------      -------------

  Cash flows from financing activities:
     Dividends paid ................................         (1,000,000)                 --                 --
                                                          -------------

     Net cash used for financing activities ........         (1,000,000)                 --                 --
                                                          -------------       -------------      -------------

     Net increase (decrease) in cash ...............           (771,035)          1,334,173         (1,028,511)

Cash
  Beginning of year ................................          1,765,905             431,732          1,460,243
                                                          -------------       -------------      -------------
  End of year ......................................      $     994,870       $   1,765,905      $     431,732
                                                          =============       =============      =============

The Company paid Federal income taxes of $2,220,000 in 2003, $3,457,000 in 2002 and $4,635,000 in 2001.

See accompanying notes to financial statements.

                     FIRST INVESTORS LIFE INSURANCE COMPANY
                             STATEMENT OF CASH FLOWS

                                                                    YEAR ENDED         YEAR ENDED         YEAR ENDED
                                                                DECEMBER 31, 2003   DECEMBER 31, 2002  DECEMBER 31, 2001
                                                                -----------------   -----------------  -----------------
Reconciliation of net income to net cash
     provided by operating activities:

         Net income .........................................      $  9,873,896       $  8,209,021       $  8,011,556

         Adjustments to reconcile net income to net cash
              provided by operating activities:
            Depreciation and amortization ...................           241,089            235,067            232,487
            Amortization of deferred policy acquisition costs           641,515          3,424,169          3,795,790
            Realized investment (gains) losses ..............        (1,840,774)        (1,887,986)         1,765,960
            Amortization of premiums and discounts on
              investments ...................................         1,471,481            865,790             24,373
            Deferred Federal income taxes ...................         1,781,000          2,021,000           (575,000)
            Other items not requiring cash - net ............            38,323             23,184            (32,256)

         (Increase) decrease in:
            Premiums and other receivables, net .............         1,073,023            404,038           (873,599)
            Accrued investment income .......................           (77,080)            45,358           (272,102)
            Deferred policy acquisition costs, exclusive
              of amortization ...............................        (4,522,570)        (3,915,743)        (3,410,163)
            Other assets ....................................           (14,542)            (4,036)            23,903

         Increase (decrease) in:
            Policyholder account balances ...................         9,134,213          8,047,676          5,444,272
            Claims and other contract liabilities ...........            46,553           (381,383)         1,646,546
            Accounts payable and accrued liabilities ........          (926,021)            64,874             68,571
                                                                   ------------       ------------       ------------

                                                                   $ 16,920,106       $ 17,151,029       $ 15,850,338
                                                                   ============       ============       ============

See accompanying notes to financial statements.

                     FIRST INVESTORS LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- BASIS OF FINANCIAL STATEMENTS

            The accompanying financial statements have been prepared in conformity with generally accepted accounting principles (GAAP). Such basis of presentation differs from statutory accounting practices permitted or prescribed by insurance regulatory authorities primarily in that:

            (a)  policy  reserves  are  computed   according  to  the  Company's
      estimates of mortality, investment yields, withdrawals and other benefits and expenses, rather than on the statutory valuation basis;

            (b) certain expenditures, principally for furniture and equipment and agents' debit balances, are recognized as assets rather than being non-admitted and therefore charged to retained earnings;

            (c) commissions and other costs of acquiring new business are recognized as deferred acquisition costs and are amortized over the premium paying period of policies and contracts, rather than charged to current operations when incurred;

            (d) income tax effects of temporary differences, relating primarily to policy reserves and acquisition costs, are provided;

            (e) the statutory asset valuation and interest maintenance reserves are reported as retained earnings rather than as liabilities;

NOTE 2 -- OTHER SIGNIFICANT ACCOUNTING PRACTICES

            (a) ACCOUNTING ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities, at the date of the financial statements and revenues and expenses during the reported period. Actual results could differ from those estimates.

            (b) DEPRECIATION. Depreciation is computed on the useful service life of the depreciable asset using the straight line method of depreciation over three to seven years.

            (c) INVESTMENTS. Investments in equity securities that have readily determinable fair values and all investments in debt securities are classified in separate categories and accounted for as follows:

            HELD-TO-MATURITY SECURITIES

                  Debt securities in which the Company has the positive intent and ability to hold to maturity are recorded at amortized cost.

            AVAILABLE-FOR-SALE SECURITIES

                  Debt securities not classified as held to maturity securities and equity securities are recorded at fair value with unrealized gains and losses excluded from earnings and reported as "accumulated other comprehensive income" in stockholder's equity.

            Short  term   investments   are   reported  at  market  value  which
approximates cost.

            Gains and losses on sales of investments are determined using the specific identification method. Investment income for the years indicated consists of the following:

                                        YEAR ENDED         YEAR ENDED        YEAR ENDED
                                    DECEMBER 31, 2003  DECEMBER 31, 2002  DECEMBER 31,2001
                                    -----------------  -----------------  ----------------
Interest on fixed maturities .....      $10,620,531       $10,753,958       $11,373,657
Interest on short term investments           85,469           134,314           150,678
Interest on policy loans .........        2,444,660         2,309,892         2,256,159
                                        -----------       -----------       -----------

     Total investment income .....       13,150,660        13,198,164        13,780,494
     Investment expense ..........          449,373           445,972           453,915
                                        -----------       -----------       -----------

Net investment income ............      $12,701,287       $12,752,192       $13,326,579
                                        ===========       ===========       ===========

                     FIRST INVESTORS LIFE INSURANCE COMPANY

The amortized cost and estimated market values of investments at December 31, 2003 and 2002 are as follows:

                                                                      GROSS             GROSS           ESTIMATED
                                                 AMORTIZED         UNREALIZED        UNREALIZED          MARKET
                                                    COST              GAINS            LOSSES             VALUE
                                                ------------------------------------------------------------------
AVAILABLE-FOR-SALE SECURITIES
DECEMBER 31, 2003
  U.S. Treasury Securities and obligations
   of U.S. Government Corporations
   and Agencies ..........................      $ 80,842,668      $  1,247,640      $     61,896      $ 82,028,412
  Corporate Debt Securities ..............        92,532,513         6,042,171           979,739        97,594,945
  Other Debt Securities ..................        10,802,244           734,823                --        11,537,067
                                                ------------      ------------      ------------      ------------
                                                $184,177,425      $  8,024,634      $  1,041,635      $191,160,424
                                                ============      ============      ============      ============

DECEMBER 31, 2002
  U.S. Treasury Securities and obligations
   of U.S. Government Corporations
   and Agencies ..........................      $ 82,586,017      $  1,774,617      $     84,844      $ 84,275,790
  Corporate Debt Securities ..............        75,989,981         4,210,240         1,300,130        78,900,091
  Other Debt Securities ..................        10,140,153           629,480           184,955        10,584,678
                                                ------------      ------------      ------------      ------------
                                                $168,716,151      $  6,614,337      $  1,569,929      $173,760,559
                                                ============      ============      ============      ============

      At December 31, 2003 and 2002, the Company had "Unrealized Holding Gains on Available-For-Sale Securities" of $4,014,000 and $2,847,000, net of applicable deferred income taxes and amortization of deferred acquisition costs. The change in the Unrealized Holding Gains (Losses) of $1,167,000, $958,000 and $1,392,000 for 2003, 2002 and 2001, respectively is reported as other comprehensive income in stockholders' equity.

HELD-TO-MATURITY SECURITIES
DECEMBER 31, 2003
  U.S. Treasury Securities and obligations
   of U.S. Government Corporations
   and Agencies* .........................      $  3,637,942      $    195,208      $         --      $  3,833,150
  Corporate Debt Securities ..............            10,000                --                --            10,000
                                                ------------      ------------      ------------      ------------
                                                $  3,647,942      $    195,208      $         --      $  3,843,150
                                                ============      ============      ============      ============
DECEMBER 31, 2002
  U.S. Treasury Securities and obligations
   of U.S. Government Corporations
   and Agencies* .........................      $  3,549,740      $    282,737      $         --      $  3,832,477
  Corporate Debt Securities ..............         2,394,938           136,366                --         2,531,304
  Other Debt Securities ..................         3,219,823            61,235           125,499         3,155,559
                                                ------------      ------------      ------------      ------------
                                                $  9,164,501      $    480,338      $    125,499      $  9,519,340
                                                ============      ============      ============      ============

*These securities are on deposit for various state insurance departments and are therefore restricted as to sale.

                     FIRST INVESTORS LIFE INSURANCE COMPANY

The amortized cost and estimated market value of debt securities at December 31, 2003, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                       HELD TO MATURITY                    AVAILABLE FOR SALE
                                                ------------------------------------------------------------------
                                                  AMORTIZED         ESTIMATED         AMORTIZED         ESTIMATED
                                                     COST         MARKET VALUE           COST         MARKET VALUE
                                                ------------------------------------------------------------------
Due in one year or less ..................      $    518,130      $    529,102      $  7,454,915      $  7,482,943
Due after one year through five years ....                --                --        38,053,815        39,993,218
Due after five years through ten years ...         3,129,812         3,314,048        76,968,144        81,002,836
Due after ten years ......................                --                --        61,700,551        62,681,427
                                                ------------      ------------      ------------      ------------
                                                $  3,647,942      $  3,843,150      $184,177,425      $191,160,424
                                                ============      ============      ============      ============

Proceeds from sales of investments in fixed maturities were $77,664,530, $132,752,001 and $49,570,853 in 2003, 2002 and 2001, respectively. Gross gains of $2,085,926 and gross losses of $245,152 were realized on those sales in 2003. Gross gains of $4,572,382 and gross losses of $2,684,396 were realized on those sales in 2002. Gross gains of $1,091,886 and gross losses of $2,857,846 were realized on those sales in 2001.

(d) RECOGNITION OF REVENUE, POLICYHOLDER ACCOUNT BALANCES AND POLICY BENEFITS

      TRADITIONAL ORDINARY LIFE AND HEALTH

            Revenues from the traditional life insurance policies represent premiums that are recognized as earned when due. Health insurance premiums are recognized as revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the lives of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the deferral and amortization of policy acquisition costs.

      UNIVERSAL LIFE AND VARIABLE LIFE

            Revenues from universal life and variable life policies represent amounts assessed against policyholders. Included in such assessments are mortality charges, surrender charges and policy service fees.

            Policyholder account balances on universal life consist of the premiums received plus credited interest, less accumulated policyholder assessments. Amounts included in expense represent benefits in excess of policyholder account balances. The value of policyholder accounts on variable life are included in separate account liabilities as discussed below.

      ANNUITIES

            Revenues from annuity contracts represent amounts assessed against contractholders. Such assessments are principally sales charges, administrative fees, and in the case of variable annuities, mortality and expense risk charges. The carrying value and fair value of fixed annuities are equal to the policyholder account balances, which represent the net premiums received plus accumulated interest.

(e) SEPARATE ACCOUNTS. Separate account assets and the related liabilities, both of which are valued at market, represent segregated variable annuity and variable life contracts maintained in accounts with individual investment objectives. All investment income (gains and losses of these accounts) accrues directly to the contractholders and therefore does not affect net income of the Company. Effective in 2004, the Company will apply Statement of Position 03-1, "ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS" ("SOP 03-1"). The effect of adopting SOP 03-1 has not been determined as of December 31, 2003.

                     FIRST INVESTORS LIFE INSURANCE COMPANY

(f) COMPREHENSIVE INCOME. For 1998, the Company adopted Statement of Financial Accounting Standards No, 130 ("SFAS 130"), "Reporting Comprehensive Income". SFAS 130 establishes the disclosure requirements for reporting comprehensive income in an entity's financial statements. Total comprehensive income includes net income and unrealized gains and losses on available-for-sale securities. Accumulated other comprehensive income, a component of stockholders' equity, was formerly reported as unrealized gains and losses on available-for-sale securities. There was no impact on previously reported net income from the adoption of SFAS 130.

Note 3 -- Fair Value of Financial Instruments

The carrying amounts for cash, short-term investments and policy loans as reported in the accompanying balance sheet approximate their fair values. The fair values for fixed maturity and equity-securities are based upon quoted market prices, where available or are estimated using values from independent pricing services.

The carrying amounts for the Company's liabilities under investment - type contracts approximate their fair values because interest rates credited to account balances approximate current rates paid on similar investments and are generally not guaranteed beyond one year. Fair values for the Company's insurance contracts other than investment - type contracts are not required to be disclosed. However, the fair values of liabilities for all insurance contracts are taken into consideration in the overall management of interest rate risk, which minimizes exposure to changing interest rates.

NOTE 4 -- RETIREMENT PLANS

The Company participates in a non-contributory profit sharing plan for the benefit of its employees and those of other wholly-owned subsidiaries of its parent. The Plan provides for retirement benefits based upon earnings. Vesting of benefits is based upon years of service. For the years ended December 31, 2003, 2002 and 2001, the Company charged operations approximately $113,000, $102,000 and $95,000 respectively for its portion of the contribution.

The Company also has a non-qualified deferred compensation arrangement for the benefit of its sales agents. The plan provides for contributions based upon commission on first-year premiums. The plan is unfunded. Vesting of benefits is based upon graduated percentages dependent upon the number of allocations made in accordance with the plan by the Company for each participant. The Company charged to operations pension expenses of approximately $370,000 in 2003, $389,000 in 2002 and $442,000 in 2001. The accrued liability of approximately $4,101,000 in 2003 and $4,054,000 in 2002 was sufficient to cover the value of benefits provided by the plan.

In addition, the Company participates in a 401(k) savings plan covering all of its eligible employees and those of other wholly-owned subsidiaries of its parent whereby employees may voluntarily contribute a percentage of their compensation with the Company matching a portion of the contributions of certain employees. Contributions to this plan were not material.

NOTE 5 -- COMMITMENTS AND CONTINGENT LIABILITIES

The Company has agreements with affiliates and non-affiliates as follows:

(a) The Company's maximum retention on any one life is $100,000. The Company reinsures a portion of its risk with other insurance companies and reserves are reduced by the amount of reserves for such reinsured risks. The Company is liable for any obligations that any reinsurance company may be unable to meet. The Company had reinsured approximately 28%, 19% and 14% of its net life insurance in force at December 31, 2003, 2002 and 2001. The Company also had assumed reinsurance amounting to approximately 20%, 22% and 23% of its net life insurance in force at the respective year ends. None of these transactions had any material effect on the Company's operating results.

                     FIRST INVESTORS LIFE INSURANCE COMPANY

(b) The Company and certain affiliates share office space, data processing facilities and management personnel. Charges for these services are based upon the Company's proportionate share of: space occupied, usage of data processing facilities and time allocated to management. During the years ended December 31, 2003, 2002 and 2001, the Company paid approximately $2,147,000, $2,002,000 and
$1,959,000, respectively, for these services. In addition, the Company reimbursed an affiliate approximately $6,423,000 in 2003, $7,884,000 in 2002,and $9,307,000 in 2001 for commissions relating to the sale of its products.

      The Company maintains a checking account with a financial institution, which is also a wholly-owned subsidiary of its parent. The balance in this account was approximately $68,000 at December 31, 2003 and $95,000 at December 31, 2002.

(c) The Company is subject to certain claims and lawsuits arising in the ordinary course of business. In the opinion of management, all such claims currently pending will not have a material adverse effect on the financial position of the Company or its results of operations.

NOTE 6 -- ADJUSTMENTS MADE TO STATUTORY ACCOUNTING PRACTICES

      Note 1 describes some of the common differences between statutory practices and generally accepted accounting principles. The effects of these differences for the years ended December 31, 2003, 2002 and 2001 are shown in the following table in which net income and capital shares and surplus reported therein on a statutory basis are adjusted to a GAAP basis.

                                                              NET INCOME                          CAPITAL SHARES AND SURPLUS
                                                        YEAR ENDED DECEMBER 31                         AT DECEMBER 31
                                                        ----------------------                         --------------
                                                   2003          2002          2001           2003           2002           2001
                                               -----------   -----------   -----------   ------------   ------------   ------------
Reported on a statutory basis ...............  $ 7,628,849   $ 4,712,424   $ 7,163,125   $ 74,764,816   $ 68,313,390   $ 61,112,480
                                               -----------   -----------   -----------   ------------   ------------   ------------

Adjustments:
   Deferred policy acquisition costs (b) ....    3,881,055       491,574      (385,627)    29,579,577     25,703,522     25,459,948
   Future policy benefits (a) ...............     (740,686)    3,235,866     1,186,817     (2,941,313)    (2,200,627)    (5,436,493)
   Deferred income taxes ....................   (1,781,000)   (2,021,000)      575,000     (2,787,000)      (405,000)     2,110,000
   Premiums due and deferred (e) ............      (88,434)     (156,059)      (53,742)    (1,335,289)    (1,246,855)    (1,090,796)
   Cost of collection and other statutory
     liabilities ............................      (86,719)       38,236        14,222             --         86,718         48,483
   Non-admitted assets ......................           --            --            --        115,212        382,949        412,652
   Asset valuation reserve ..................           --            --            --        887,807        355,760        906,562
   Interest maintenance reserve .............     (102,957)       (6,276)       90,946        973,943             --             --
   Gross unrealized holding gains (losses) on
     available-for-sale securities ..........           --            --            --      6,983,000      5,210,000      3,510,000
   Net realized capital gains (losses) ......    1,821,378     2,935,515      (860,058)            --             --             --
   Other ....................................     (657,590)   (1,021,259)      280,873             --             --             --
                                               -----------   -----------   -----------   ------------   ------------   ------------
                                                 2,245,047     3,496,597       848,431     31,475,937     27,886,467     25,920,356
                                               -----------   -----------   -----------   ------------   ------------   ------------

In accordance with generally accepted
   accounting principles ....................  $ 9,873,896   $ 8,209,021   $ 8,011,556   $106,240,753   $ 96,199,857   $ 87,032,836
                                               ===========   ===========   ===========   ============   ============   ============

Per share, based on 534,350 shares
   outstanding ..............................  $     18.48   $     15.36   $     14.99   $     198.82   $     180.03   $     162.88
                                               ===========   ===========   ===========   ============   ============   ============

                     FIRST INVESTORS LIFE INSURANCE COMPANY

The following is a description of the significant policies used to adjust the net income and capital shares and surplus from a statutory to a GAAP basis.

(a) Liabilities for future policy benefits have been computed primarily by the net level premium method with assumptions as to anticipated mortality, withdrawals and investment yields. The composition of the policy liabilities and the more significant assumptions pertinent thereto are presented below:

  DISTRIBUTION OF LIABILITIES*                                        BASIS OF ASSUMPTIONS
------------------------------------------------------------------------------------------
                                   YEARS
      2003           2002         OF ISSUE           INTEREST                    MORTALITY TABLE               WITHDRAWAL
      ----           ----         --------           --------                    ---------------               ----------
Non-par:
  $1,017,713     $1,050,175      1962-1967            4 1/2%           1955-60 Basic Select plus Ultimate       Linton B
   3,858,669      4,034,846      1968-1988            5 1/2%           1955-60 Basic Select plus Ultimate       Linton B
     476,731        626,320      1984-1988            7 1/2%           85% of 1965-70 Basic Select              Modified
                                                                        plus Ultimate                           Linton B
     179,381        171,877      1989-Present         7 1/2%           1975-80 Basic Select plus Ultimate       Linton B
     115,879        109,772      1989-Present         7 1/2%           1975-80 Basic Select plus Ultimate       Actual
      18,125         17,945      1989-Present         8%               1975-80 Basic Select plus Ultimate       Actual
  40,187,717     37,562,069      1985-Present         4.75%            Accumulation of Funds                    --
Par:
     150,711        153,183      1966-1967            4 1/2%           1955-60 Basic Select plus Ultimate       Linton A
  12,691,717     12,757,214      1968-1988            5 1/2%           1955-60 Basic Select plus Ultimate       Linton A
   1,097,366      1,097,596      1981-1984            7 1/4%           90% of 1965-70 Basic Select
                                                                        plus Ultimate                           Linton B
   5,163,801      5,049,357      1983-1988            9 1/2%           80% of 1965-70 Basic Select
                                                                        plus Ultimate                           Linton B
  25,152,685     23,431,616      1990-Present         8%               66% of 1975-80 Basic Select
                                                                        plus Ultimate                           Linton B
Annuities:
  19,191,188     17,548,718      1976-Present         4%               Accumulation of Funds                    --
Miscellaneous:
  44,932,590     41,399,672      1962-Present         2 1/2%-3 1/2%    1958-CSO                                 None

* The above amounts are before deduction of deferred premiums of $868,623 in 2003 and $778,923 in 2002.

(b) The costs of acquiring new business, principally commissions and related agency expenses, and certain costs of issuing policies, such as medical examinations and inspection reports, all of which vary with and are primarily related to the production of new business, have been deferred. Costs deferred on universal life and variable life are amortized as a level percentage of the present value of anticipated gross profits resulting from investment yields, mortality and surrender charges. Costs deferred on traditional ordinary life and health are amortized over the premium-paying period of the related policies in proportion to the ratio of the annual premium revenue to the total anticipated premium revenue. Anticipated premium revenue was estimated using the same assumptions that were used for computing liabilities for future policy benefits. Amortization of $641,515 in 2003, $3,424,169 in 2002 and $3,795,790 in 2001 was
charged to operations.

(c) Participating business represented 4.0% and 4.6% of individual life insurance in force at December 31, 2003 and 2002, respectively.

The Board of Directors annually approves a dividend formula for calculation of dividends to be distributed to participating policyholders.

The portion of earnings of participating policies that can inure to the benefit of shareholders is limited to the larger of 10% of such earnings or $.50 per thousand dollars of participating insurance in force. Earnings in excess of that limit must be excluded from shareholders' equity by a charge against operations. No such charge has been made, since participating business has operated at a loss to date on a statutory basis. It is anticipated, however, that the participating lines will be profitable over the lives of the policies.

(d) New York State insurance law prohibits the payment of dividends to stockholders from any source other than the statutory unassigned surplus. The amount of said surplus was $65,730,424, $59,278,998 and $51,328,038 at December 31, 2003, 2002 and 2001, respectively.

(e) Statutory due and deferred premiums are adjusted to conform to the expected premium revenue used in computing future benefits and deferred policy acquisition costs. In this regard, the GAAP due premium is recorded as an asset and the GAAP deferred premium is applied against future policy benefits.

                     FIRST INVESTORS LIFE INSURANCE COMPANY

NOTE 7 -- FEDERAL INCOME TAXES

The Company joins with its parent company and other affiliated companies in filing a consolidated Federal income tax return. The provision for Federal income taxes is determined on a separate company basis.

Retained earnings at December 31, 2003 included approximately $146,000 which is defined as "policyholders' surplus" and may be subject to Federal income tax at ordinary corporate rates under certain future conditions, including distributions to stockholders.

Deferred tax liabilities (assets) are comprised of the following:

                                                                 2003            2002
                                                             -----------     -----------
Policyholder dividend provision .........................    $  (350,331)    $  (403,527)
Non-qualified agents' pension plan reserve ..............     (1,531,875)     (1,539,459)
Deferred policy acquisition costs .......................      5,353,175       3,937,845
Future policy benefits ..................................     (2,365,864)     (2,048,250)
Bond discount ...........................................         31,673          44,790
Unrealized holding gains on Available-For-Sale Securities      2,067,000       1,466,000
Capital loss carryover ..................................       (228,491)       (870,138)
Other ...................................................       (188,287)       (182,261)
                                                             -----------     -----------
                                                             $ 2,787,000     $   405,000
                                                             ===========     ===========

                  FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D

                            PART C: OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENT AND EXHIBITS

      (a)   Financial Statements:

      The financial statements for the period ending December 31, 2003 for First Investors Life Insurance Company and First Investors Life Variable Annuity Fund D are included in Part B of this Registration Statement.

      (b)   Exhibits:

            1. Resolution of the Board of Directors of First Investors Life Insurance Company establishing Separate Account D. /1/

            2.    Not applicable.

            3.    Distribution Contracts:

                  (a) Underwriting Agreement between First Investors Life Insurance Company and First Investors Corporation. /1/

                  (b) Specimen Variable Annuity Dealer Agreement between First Investors Corporation and dealers. /1/

            4.    Variable Annuity Contracts:

                  (a) Specimen Individual Variable Annuity Contract issued by First Investors Life Insurance Company for participation in Separate Account D. /2/

                  (b) Specimen Individual Variable Annuity Contract issued by First Investors Life Insurance Company providing for full refund of premium payment and extension of ten-day revocation period if Contract replaces another annuity contract. /2/

                  (c) Specimen Individual Variable Annuity Contract issued by First Investors Life Insurance Company providing for full refund of premium payment and containing an endorsement pertaining to minimum rate of return following death of Annuitant. /2/

                  (d) Specimen Individual Variable Annuity Contract issued by First Investors Life Insurance Company providing for a full refund of premium payment upon request for cancellation of Contract prior to delivery of Contract. /2/

                  (e) Specimen Individual Variable Annuity Endorsement by First Investors Life Insurance Company regarding minimum initial purchase payments and death benefit. /4/

            5. Form of application used with Individual Variable Annuity Contracts provided in response to (4) above. /1/

            6.    a.    (1)   Declaration  of  Intention  and  Charter  of First
                              Investors Life Insurance Company. /1/

                        (2)   Certificate of Amendment. /1/

                        (3)   Certificate of Amendment. /1/

                        (4)   Certificate of Amendment. /1/

                        (5)   Certificate of Amendment. /1/

                  b.    By-laws of First Investors Life Insurance Company. /1/

            7.    Not applicable.

            8.    Not applicable.

            9. Opinion of and consent of Tammie Lee, Esq., special counsel to First Investors Life Insurance Company. /2/

            10.   a.    Consent of Independent Public Accountants. /5/

                  b.    Powers  of  Attorney  for Ms.  Head  and  Messrs.  Head,
                        Gaebler,   Baris,  Hodes,  Dallas,  Ream,  Schaenen  and
                        Sullivan. /1/

                  c. Powers of Attorney for Ms. Kruzan and Messrs. Lyons and Wagner. /3/

            11.   Not applicable.

            12.   Not applicable.

            13. Performance Calculations. (See "Performance Information" as set forth in Part B of this Registration Statement)

----------
      /1/   Previously   filed  on  May  1,  1997  in  initial  filing  of  this
            Registration Statement.
      /2/   Previously filed on July 8, 1997 in Pre-Effective Amendment No. 1 to this Registration Statement.
      /3/   Previously filed on April 10, 2002 in Post-Effective Amendment No. 7 to this Registration Statement.
      /4/   Previously  filed on February 27, 2004 in  Post-Effective  Amendment
            No. 9 to this Registration Statement.
      /5/   Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Directors and Officers of First Investors Life Insurance Company (unless otherwise noted, an individual's business address is 95 Wall Street, New York, New York 10005):

                                       Position and Office
Name and Principal                     with First Investors
Business Address                       Life Insurance Company
------------------                     ----------------------

Jay G. Baris                           Director
Kramer Levin Naftalis & Frankel
919 Third Avenue
New York, NY 10022

Glenn T. Dallas                        Director
21 Eagle Nest Road
Morristown, NJ 07960

William H. Drinkwater                  Senior Vice-President, Chief Actuary and
                                       Director

Richard H. Gaebler                     Director

Glenn O. Head                          Chairman and Director

Kathryn S. Head                        Director
581 Main Street
Woodbridge, NJ 07095

Scott Hodes                            Director
Bryan Cave LLP
161 North Clark Street
Chicago, Il 60601

Jane W. Kruzan                         Director

Jackson Ream                           Director
(Retired)

Nelson Schaenen Jr.                    Director
(Retired)

John T. Sullivan                       Director

Clark D. Wagner                        Director

Carol Lerner Brown                     Secretary

Lawrence M. Falcon                     Senior Vice President and Comptroller

                                       Position and Office
Name and Principal                     with First Investors
Business Address                       Life Insurance Company
------------------                     ----------------------

Robert T. Flanagan                     Vice President

William M. Lipkus                      Vice President and Chief Financial
581 Main Street                        Officer
Woodbridge, NJ 07095

Joseph Rao                             Corporate Actuary

Leanne Russo                           Assistant Vice President

Carol E. Springsteen                   President and Director

Ada M. Suchow                          Vice President and Assistant
                                       Secretary

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

      There are no persons directly or indirectly controlled by or under common control with the Registrant. Registrant is a Separate Account of First Investors Life Insurance Company, the Depositor. Set forth below are all persons controlled by or under common control with First Investors Life Insurance
Company:

      ROUTE  33  REALTY  CORPORATION  (New  Jersey).  Ownership:  100% by  First
      Investors  Life  Insurance  Company;   Principal  Business:  Real  Estate;
      Subsidiary of First Investors Life Insurance Company.

      FIRST INVESTORS  CONSOLIDATED  CORPORATION (FICC)  (Delaware).  Ownership:
      Glenn O. Head is the  controlling  person of the voting  stock;  Principal
      Business:  Holding  Company;  Parent  of First  Investors  Life  Insurance
      Company.

      ADMINISTRATIVE DATA MANAGEMENT CORP. (New York). Ownership: 100% owned by FICC; Principal Business: Transfer Agent; Affiliate of First Investors Life Insurance Company.

      FIRST INVESTORS ASSET MANAGEMENT COMPANY, INC. (Delaware). Ownership: 100% owned by FICC; Principal Business: Investment Advisor; Affiliate of First Investors Life

      Insurance Company.

      FIRST INVESTORS CORPORATION (New York). Ownership: 100% owned by FICC; Principal Business: Broker-Dealer; Affiliate of First Investors Life Insurance Company.

      FIRST INVESTORS LEVERAGE CORPORATION (New York). Ownership: 100% owned by FICC; Principal Business: Inactive; Affiliate of First Investors Life Insurance Company.

      FIRST INVESTORS MANAGEMENT COMPANY, INC. (New York). Ownership: 100% of voting common stock owned by FICC; Principal Business: Investment Advisor; Affiliate of First Investors Life Insurance Company.

      FIRST INVESTORS REALTY COMPANY, INC. (New Jersey). Ownership: 100% owned by FICC; Principal Business: Inactive; Affiliate of First Investors Life Insurance Company.

      FIRST INVESTORS RESOURCES, INC. (Delaware). Ownership: 100% owned by FICC; Principal Business: Inactive; Affiliate of First Investors Life Insurance Company.

      FIRST INVESTORS FEDERAL SAVINGS BANK (FIFSB) (New Jersey). Ownership: 100% owned by FICC, except Directors Qualifying Shares; Principal Business:
      Savings and Loan; Affiliate of First Investors Life Insurance Company.

      FIRST INVESTORS CREDIT CORPORATION (New Jersey). Ownership: 100% owned by FIFSB; Principal Business: Inactive; Affiliate of First Investors Life Insurance Company.

      N.A.K. REALTY CORPORATION (New Jersey). Ownership: 100% owned by FICC; Principal Business: Real Estate; Affiliate of First Investors Life Insurance Company.

      REAL PROPERTY DEVELOPMENT CORPORATION (New Jersey). Ownership: 100% owned by FICC; Principal Business: Real Estate; Affiliate of First Investors Life Insurance Company.

      FIRST INVESTORS CREDIT FUNDING CORPORATION (New York). Ownership: 100% owned by FICC; Principal Business: Inactive; Affiliate of First Investors Life Insurance Company.

      SCHOOL FINANCIAL MANAGEMENT SERVICES, INC. (Ohio). Ownership: 100% owned by FICC; Principal Business: Tuition assistance program; Affiliate of First Investors Life Insurance Company.

ITEM 27. NUMBER OF CONTRACTOWNERS

      As of March 31, 2004, the number of owners of variable annuity contracts offered by First Investors Life Variable Annuity Fund D was 2,832.

ITEM 28. INDEMNIFICATION

      ARTICLE XIV OF THE BY-LAWS OF FIRST INVESTORS LIFE INSURANCE COMPANY PROVIDES AS FOLLOWS:

      "To the full extent authorized by law and by the Charter, the Corporation shall and hereby does indemnify any person who shall at any time be made, or threatened to be made, a party in any civil or criminal action or proceeding by reason of the fact that he, his testator or his intestate is or was a director or officer of the Corporation or served another corporation in any capacity at the request of the Corporation, provided, that the notice required by Section 62-a of the Insurance Law of the State of New York, as now in effect or as amended from time to time, be filed with the Superintendent of Insurance."

      REFERENCE IS HEREBY MADE TO THE NEW YORK BUSINESS CORPORATION LAW, SECTIONS 721 THROUGH 726.

      The general effect of this Indemnification will be to indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that the person, or that person's testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorney's fees, actually and necessarily incurred in connection with the defense or settlement of such action, or in connection with an appeal therein if such director or officer acted in good faith, for a purpose reasonably believed by that person to be in, and not opposed to, the best interests of the corporation and not otherwise knowingly unlawful.

      A directors and officers liability policy in the amount of $3,000,000 covering First Investors Life's directors and officers has been issued by the Great American Insurance Companies.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the First Investors Life Variable Annuity Fund D pursuant to the foregoing provisions, or otherwise, the First Investors Life Variable Annuity Fund D has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the First Investors Life Variable Annuity Fund D of expenses incurred or paid by a director, officer or controlling person of the First Investors Life Variable Annuity Fund D in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the First Investors Life Variable Annuity Fund D will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

      (a) First Investors Corporation, Underwriter of the Registrant, is also underwriter for:

            Executive Investors Trust
            First Investors Cash Management Fund, Inc.
            First Investors Fund For Income, Inc.
            First Investors Global Fund, Inc.
            First Investors Government Fund, Inc.
            First Investors Insured Tax Exempt Fund, Inc.
            First Investors Multi-State Insured Tax Free Fund
            First Investors New York Insured Tax Free Fund, Inc.
            First Investors Series Fund
            First Investors Series Fund II, Inc.
            First Investors Tax-Exempt Money Market Fund, Inc.
            First Investors U.S. Government Plus Fund
            First Investors Life Variable Annuity Fund A
            First Investors Life Variable Annuity Fund C
            First Investors Life Level Premium Variable Life Insurance (Separate Account B)

            First Investors Corporation is Sponsor of:

            First Investors Single Payment and Periodic Payment Plans I for Investment in First Investors Global Fund, Inc.

            First Investors Single Payment and Periodic Payment Plans II for Investment in First Investors Global Fund, Inc.

            First Investors Single Payment and Periodic Payment Plans for Investment in First Investors Fund For Income, Inc.

            First Investors Single Payment and Periodic Payment Plans for Investment in First Investors Government Fund, Inc.

            First Investors Periodic Payment Plans for Investment in First Investors High Yield Fund, Inc.

            First Investors Single Payment and Periodic Payment Plans for the Accumulation of Shares of First Investors Global Fund, Inc.

            First Investors Single Payment and Periodic Payment Plans for Investment in First Investors Insured Tax Exempt Fund, Inc.

      (b) The following persons are the officers and directors of First Investors Corporation:

(The principal business address of each director and officer listed below is c/o First Investors Legal Department, 95 Wall Street, New York, New York 10005.)

                                         Position and
        Name and Principal               Office with First
        Business Address                 Investors Corporation
        ------------------               ---------------------

        Glenn O. Head                    Chairman of the Board and Director

        Kathryn S. Head                  Vice President and Director

        Lawrence A. Fauci                Director

        Larry R. Lavoie                  Director, Secretary and General Counsel

        John T. Sullivan                 Director

        Frederick Miller                 Senior Vice President

        Robert Flanagan                  President

        William M. Lipkus                Chief Financial Officer and Treasurer

        Anne Condon                      Vice President

        Elizabeth Reilly                 Vice President

        Matthew Smith                    Vice President

        Mark Segal                       Assistant Vice President

        Carol Lerner Brown               Assistant Secretary

        Conrad Charak                    Assistant Secretary

----------
      (c)   Not Applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

      Most accounts, books and other documents required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, are located at the offices of First Investors Life Insurance Company, 95 Wall Street, New York, New York 10005.

ITEM 31. MANAGEMENT SERVICES

      Not applicable.

ITEM 32. UNDERTAKINGS

      Registrant hereby makes the following undertakings:

      (a) An undertaking to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

      (b) An undertaking to include either: (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

      (c) An undertaking to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

      (d) Representation Regarding Reasonableness of Aggregate Contract Fees and Charges Pursuant to Section 26(a)(e)(2)(A) of the Investment Company Act of 1940.

            First Investors Life Insurance Company ("First Investors Life") represents that the fees and charges deducted under the Contracts that are identified as Contract Form VAC (CDSC) and described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by First Investors Life under the Contracts. First Investors Life bases its representations on its assessment of all of the facts and circumstances, including such relevant factors, as the nature and extent of such services, expenses and risks; the need for First Investors Life to earn a profit; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on terms specifically described in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

                                   SIGNATURES

      As required by the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant represents and certifies that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has caused this Amendment to be signed on its behalf, in the City of New York, and State of New York, on the 28th day of April 2004.

                                    FIRST INVESTORS LIFE VARIABLE ANNUITY FUND D
                                    (Registrant)

                                    BY: FIRST INVESTORS LIFE INSURANCE COMPANY
                                        /s/ (Depositor)
                                        (On behalf of the Registrant and itself)

                                    By  /s/ Carol E. Springsteen
                                        ----------------------------------------
                                        Carol E. Springsteen
                                        President

      As required by the 1933 Act, this Amendment to Registrant's Registration Statement has been signed by the following officers and directors of the Depositor in the capacities and on the dates indicated:

         SIGNATURE                    TITLE                            DATE
         ---------                    -----                            ----

/s/ Carol E. Springsteen      President                           April 28, 2004
--------------------------    and Director
    Carol E. Springsteen

/s/ William M. Lipkus         Vice President and                  April 28, 2004
--------------------------    Chief Financial Officer
    William M. Lipkus

/s/ Lawrence M. Falcon        Senior Vice President               April 28, 2004
--------------------------    Comptroller
    Lawrence M. Falcon

/s/ William H. Drinkwater     Senior Vice President,              April 28, 2004
--------------------------    Chief Actuary, and Director
    William H. Drinkwater

/s/ Glenn O. Head*            Chairman and Director               April 28, 2004
--------------------------
    Glenn O. Head

/s/ Richard H. Gaebler*       Director                            April 28, 2004
--------------------------
    Richard H. Gaebler

/s/ Jay G. Baris*             Director                            April 28, 2004
--------------------------
    Jay G. Baris

/s/ Scott Hodes*              Director                            April 28, 2004
--------------------------
    Scott Hodes

/s/ Glenn T. Dallas*          Director                            April 28, 2004
--------------------------
    Glenn T. Dallas

/s/ Jackson Ream*             Director                            April 28, 2004
--------------------------
    Jackson Ream

/s/ Nelson Schaenen Jr.*      Director                            April 28, 2004
--------------------------
    Nelson Schaenen Jr.

/s/ Jane W. Kruzan*           Director                            April 28, 2004
--------------------------
    Jane W. Kruzan

/s/ John T. Sullivan*         Director                            April 28, 2004
--------------------------
    John T. Sullivan

/s/ Kathryn S. Head*          Director                            April 28, 2004
--------------------------
    Kathryn S. Head

/s/ Clark D. Wagner*          Director                            April 28, 2004
--------------------------
    Clark D. Wagner

* By: /s/ William H. Drinkwater
      -------------------------
      William H. Drinkwater
      (Attorney-in-Fact)

                                INDEX TO EXHIBITS

Exhibit
Number                                    Description
------                                    -----------

99.10(a)                  Consent of Independent Public Accountants